UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
June 30, 2015

Franklin Fund Allocator Series

Franklin LifeSmart™

2015 Retirement Target Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Semiannual Report
Economic and Market Overview	3
Franklin LifeSmartTM
2015 Retirement Target Fund	4
Franklin LifeSmartTM
2020 Retirement Target Fund	11
Franklin LifeSmartTM
2025 Retirement Target Fund	18
Franklin LifeSmartTM
2030 Retirement Target Fund	25
Franklin LifeSmartTM
2035 Retirement Target Fund	32
Franklin LifeSmartTM
2040 Retirement Target Fund	39
Franklin LifeSmartTM
2045 Retirement Target Fund	46
Franklin LifeSmartTM
2050 Retirement Target Fund	53
Franklin LifeSmartTM
2055 Retirement Target Fund	60
Financial Highlights and
Statements of Investments	67
Financial Statements	130
Notes to Financial Statements	144
Shareholder Information	166

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1

Semiannual Report

Economic and Market Overview

The global economy expanded moderately during the six months under review despite slowing growth in some countries. As measured by the MSCI World Index, stocks in global developed markets advanced overall during the six-month period amid a generally accommodative monetary policy environment and signs of economic improvement in Europe and Japan. Oil prices rebounded from earlier lows as demand picked up despite rising inventories and strong global supply, while gold prices declined marginally during the period under review.

U.S. economic growth was mixed during the six months under review. In 2015’s first quarter, U.S. dollar strength, low energy prices, and a labor dispute at West Coast ports led exports to decline. In the second quarter, business capital spending rebounded and manufacturing and non-manufacturing activities increased, contributing to strong job gains. During the six-month period, the U.S. Federal Reserve Board (Fed) kept its target interest rate at 0%–0.25% while considering when an increase would be appropriate, based on labor market and inflation data.

Outside the U.S., the U.K. economy slowed in 2015’s first quarter as the mining and agriculture sectors contracted. In the eurozone, economic growth improved somewhat during the six-month period. The region avoided deflation as the annual inflation rate rose in May. The European Central Bank (ECB) maintained its benchmark interest rates during the period and also expanded its asset purchases to boost inflation and the economy. The region generally benefited from a weaker euro that helped exports, the ECB’s accommodative policy and an improved 2015 eurozone growth forecast, which helped limit fears about Greece’s debt situation.

The Japanese economy continued to grow in 2015’s first quarter after exiting recession in the previous quarter, driven by an increase in private demand as business investment and private consumption rose. The Bank of Japan maintained its monetary policy during the review period, but lowered its economic growth and inflation forecasts at its April meeting.

In emerging markets, economic growth generally moderated. Greece’s credit default due to the lack of progress in negotiations weighed on emerging market stocks toward period-end. China’s government implemented market-friendly policies to support new economic drivers that could help steer the economy toward more sustainable growth. Lower interest rates there fueled massive stock market speculation and a 60% price gain up to mid-June 2015 for the domestic A-share market.1 Concerned the market was overheated, the People’s Bank of China reduced liquidity, which led to a market panic in the last two weeks of June, exacerbated by certain government intervention measures. Central bank actions varied across emerging markets, as some banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth. In the recent global environment, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the six-month period.

The foregoing information reflects our analysis and opinions as of June 30, 2015. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: MSCI.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report | 3

Franklin LifeSmart 2015 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2015 Retirement Target Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2015 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +1.61% cumulative total return for the six months ended June 30, 2015. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500®), a broad measure of U.S. stock performance, returned +1.23%.1 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.1 The Fund added the P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, which returned +0.02%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 72.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	22.8%
Franklin Low Duration Total Return Fund – Class R6	17.2%
Franklin Strategic Income Fund – Class R6	6.1%
iShares Core S&P 500 ETF	6.0%
Franklin K2 Alternative Strategies Fund – Class R6	5.9%
iShares Intermediate Credit Bond ETF	3.7%
Franklin Growth Fund – Class R6	3.5%
Franklin Emerging Market Debt Opportunities Fund	3.2%
Franklin Rising Dividends Fund – Class R6	2.8%
Franklin International Small Cap Growth Fund – Class R6	2.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2015 Retirement Target Fund allocated 36.1% of total net assets to equity, 54.0% to fixed income and 6.7% to alternative strategies. Domestic equity exposure was 67.6% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. iShares Core S&P 500 ETF, at 6.0% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.9% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund –Class R6 was our largest fixed income fund weighting at 22.8% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2015 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Semiannual Report | 5

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FTRAX)	$11.60	$11.67	-$	0.07
C (FRTCX)	$11.47	$11.55	-$	0.08
R (FBRLX)	$11.56	$11.64	-$	0.08
R6 (FLMTX)	$11.65	$11.72	-$	0.07
Advisor (FLRDX)	$11.64	$11.71	-$	0.07

Distributions[1] (1/1/15–6/30/15)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0952	$0.1640		$0.2592
C	$0.0588	$0.1640		$0.2228
R	$0.0875	$0.1640		$0.2515
R6	$0.1143	$0.1640		$0.2783
Advisor	$0.1119	$0.1640		$0.2759

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				0.98%	1.47%
6-Month	+1.61%	-4.22%	$9,578
1-Year	+1.11%	-4.69%	$9,531
5-Year	+46.93%	+6.74%	$13,853
Since Inception (8/1/06)	+63.83%	+5.00%	$15,441
C				1.68%	2.17%
6-Month	+1.22%	+0.23%	$10,023
1-Year	+0.36%	-0.57%	$9,943
5-Year	+41.76%	+7.23%	$14,176
Since Inception (8/1/06)	+53.91%	+4.96%	$15,391
R				1.18%	1.67%
6-Month	+1.46%	+1.46%	$10,146
1-Year	+0.94%	+0.94%	$10,094
5-Year	+45.32%	+7.76%	$14,532
Since Inception (8/1/06)	+60.79%	+5.47%	$16,079
R6				0.63%	1.07%
6-Month	+1.76%	+1.76%	$10,176
1-Year	+1.45%	+1.45%	$10,145
Since Inception (5/1/13)	+13.51%	+6.03%	$11,351
Advisor				0.68%	1.17%
6-Month	+1.74%	+1.74%	$10,174
1-Year	+1.41%	+1.41%	$10,141
5-Year	+49.05%	+8.31%	$14,905
Since Inception (8/1/06)	+68.36%	+6.02%	$16,836

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report | 7

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8 | Semiannual Report

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,016.10	$1.75	$5.00
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.01
C
Actual	$1,000	$1,012.20	$5.19	$8.43
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21	$8.45
R
Actual	$1,000	$1,014.60	$2.75	$5.99
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.01
R6
Actual	$1,000	$1,017.60	$0.00	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.26
Advisor
Actual	$1,000	$1,017.40	$0.25	$3.50
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.51

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.04%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.00%; C: 1.69%; R: 1.20%; R6: 0.65%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2020 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2020 Retirement Target Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +2.33% cumulative total return for the six months ended June 30, 2015. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.1 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.1 The Fund added the P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, which returned +0.02%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 79.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	14.0%
Franklin Low Duration Total Return Fund – Class R6	10.9%
Franklin Growth Fund – Class R6	6.4%
iShares Core S&P 500 ETF	6.1%
Franklin K2 Alternative Strategies Fund – Class R6	5.7%
Franklin International Small Cap Growth Fund – Class R6	5.3%
Franklin Rising Dividends Fund – Class R6	5.0%
Franklin DynaTech Fund – Class R6	4.9%
Franklin Focused Core Equity Fund – Class R6	4.5%
Franklin Mutual International Fund – Class R6	3.9%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2020 Retirement Target Fund allocated 57.6% of total net assets to equity, 33.1% to fixed income and 6.5% to alternative strategies. Domestic equity exposure was 65.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. iShares Core S&P 500 ETF, at 6.1% of the Fund’s total investments, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.9% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund –Class R6 was our largest fixed income fund weighting at 14.0% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FLRMX)	$11.25	$11.14	+$	0.11
C (FLRQX)	$11.19	$11.08	+$	0.11
R (FLRVX)	$11.22	$11.12	+$	0.10
R6 (FRTSX)	$11.27	$11.15	+$	0.12
Advisor (FLROX)	$11.27	$11.15	+$	0.12

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0480	$0.0035		$0.0999	$0.1514
C	$0.0172	$0.0035		$0.0999	$0.1206
R	$0.0473	$0.0035		$0.0999	$0.1507
R6	$0.0625	$0.0035		$0.0999	$0.1659
Advisor	$0.0602	$0.0035		$0.0999	$0.1636

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.00%	2.90%
6-Month	+2.33%	-3.55%	$9,645
1-Year	+2.70%	-3.20%	$9,680
Since Inception (7/1/13)	+18.74%	+5.80%	$11,191
C				1.70%	3.60%
6-Month	+2.07%	+1.07%	$10,107
1-Year	+1.99%	+1.00%	$10,100
Since Inception (7/1/13)	+17.04%	+8.20%	$11,704
R				1.20%	3.10%
6-Month	+2.24%	+2.24%	$10,224
1-Year	+2.45%	+2.45%	$10,245
Since Inception (7/1/13)	+18.16%	+8.71%	$11,816
R6				0.65%	2.46%
6-Month	+2.55%	+2.55%	$10,255
1-Year	+3.07%	+3.07%	$10,307
Since Inception (7/1/13)	+19.52%	+9.34%	$11,952
Advisor				0.70%	2.60%
6-Month	+2.53%	+2.53%	$10,253
1-Year	+3.03%	+3.03%	$10,303
Since Inception (7/1/13)	+19.39%	+9.28%	$11,939

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,023.30	$1.76	$5.22
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.21
C
Actual	$1,000	$1,020.70	$5.26	$8.72
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.70
R
Actual	$1,000	$1,022.40	$2.76	$6.22
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.21
R6
Actual	$1,000	$1,025.50	$0.00	$3.47
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.46
Advisor
Actual	$1,000	$1,025.30	$0.25	$3.72
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.71

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.04%; C: 1.74%; R: 1.24%; R6: 0.69%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2025 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2025 Retirement Target Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +2.92% cumulative total return for the six months ended June 30, 2015. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.1 Another previous equity benchmark, the MSCI Europe, Australasia, Far East Index (EAFE), which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.1 The Fund added the P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, which returned +0.02%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 86.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	8.8%
Franklin Rising Dividends Fund – Class R6	7.0%
Franklin Growth Fund – Class R6	6.9%
Franklin International Small Cap Growth Fund – Class R6	6.4%
Franklin Low Duration Total Return Fund – Class R6	6.4%
Franklin DynaTech Fund – Class R6	6.1%
Franklin K2 Alternative Strategies Fund – Class R6	6.0%
iShares Core S&P 500 ETF	6.0%
Franklin Focused Core Equity Fund – Class R6	5.5%
Franklin Mutual International Fund – Class R6	5.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2025 Retirement Target Fund allocated 71.2% of total net assets to equity, 20.4% to fixed income and 6.8% to alternative strategies. Domestic equity exposure was 65.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 7.0% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.5% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 8.8% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FTRTX)	$12.51	$12.36	+$	0.15
C (FTTCX)	$12.28	$12.18	+$	0.10
R (FRELX)	$12.44	$12.31	+$	0.13
R6 (FTLMX)	$12.56	$12.39	+$	0.17
Advisor (FLRFX)	$12.55	$12.38	+$	0.17

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0075	$0.0108		$0.1957	$0.2140
C	$0.0075	$0.0108		$0.1957	$0.2140
R	$0.0075	$0.0108		$0.1957	$0.2140
R6	$0.0075	$0.0108		$0.1957	$0.2140
Advisor	$0.0075	$0.0108		$0.1957	$0.2140

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.01%	1.49%
6-Month	+2.92%	-2.97%	$9,703
1-Year	+3.29%	-2.62%	$9,738
5-Year	+63.16%	+8.99%	$15,382
Since Inception (8/1/06)	+70.66%	+5.48%	$16,085
C				1.71%	2.19%
6-Month	+2.55%	+1.55%	$10,155
1-Year	+2.56%	+1.60%	$10,160
5-Year	+57.58%	+9.52%	$15,758
Since Inception (8/1/06)	+60.36%	+5.44%	$16,036
R				1.21%	1.69%
6-Month	+2.77%	+2.77%	$10,277
1-Year	+2.95%	+2.95%	$10,295
5-Year	+61.35%	+10.04%	$16,135
Since Inception (8/1/06)	+67.51%	+5.96%	$16,751
R6				0.66%	1.05%
6-Month	+3.08%	+3.08%	$10,308
1-Year	+3.63%	+3.63%	$10,363
Since Inception (5/1/13)	+22.97%	+10.02%	$12,297
Advisor				0.71%	1.19%
6-Month	+3.08%	+3.08%	$10,308
1-Year	+3.53%	+3.53%	$10,353
5-Year	+65.58%	+10.61%	$16,558
Since Inception (8/1/06)	+75.07%	+6.49%	$17,507

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,029.20	$1.76	$5.28
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.26
C
Actual	$1,000	$1,025.50	$5.27	$8.79
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.75
R
Actual	$1,000	$1,027.70	$2.77	$6.28
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.26
R6
Actual	$1,000	$1,030.80	$0.00	$3.52
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.51
Advisor
Actual	$1,000	$1,030.80	$0.25	$3.78
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.76

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.05%; C: 1.75%; R: 1.25%; R6: 0.70%; and Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2030 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2030 Retirement Target Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +3.10% cumulative total return for the six months ended June 30, 2015. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor's 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.1 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.1 The Fund added the P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, which returned +0.02%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 93.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	8.2%
Franklin International Small Cap Growth Fund – Class R6	7.2%
Franklin Rising Dividends Fund – Class R6	7.1%
Franklin DynaTech Fund – Class R6	6.9%
Templeton Global Total Return Fund – Class R6	6.2%
Franklin K2 Alternative Strategies Fund – Class R6	6.0%
iShares Core S&P 500 ETF	5.9%
Franklin Focused Core Equity Fund – Class R6	5.6%
Franklin Mutual International Fund – Class R6	5.3%
Franklin Low Duration Total Return Fund – Class R6	4.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2030 Retirement Target Fund allocated 75.9% of total net assets to equity, 14.8% to fixed income and 6.9% to alternative strategies. Domestic equity exposure was 64.4% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 8.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund –Class R6 was our largest fixed income fund weighting at 6.2% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FLRSX)	$11.65	$11.45	+$	0.20
C (FLRTX)	$11.53	$11.38	+$	0.15
R (FLRWX)	$11.63	$11.44	+$	0.19
R6 (FLERX)	$11.69	$11.47	+$	0.22
Advisor (FLRZX)	$11.68	$11.47	+$	0.21

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0038	$0.0039		$0.1489	$0.1566
C	$0.0038	$0.0039		$0.1489	$0.1566
R	$0.0038	$0.0039		$0.1489	$0.1566
R6	$0.0038	$0.0039		$0.1489	$0.1566
Advisor	$0.0038	$0.0039		$0.1489	$0.1566

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	2.95%
6-Month	+3.10%	-2.84%	$9,716
1-Year	+4.43%	-1.57%	$9,843
Since Inception (7/1/13)	+21.77%	+7.14%	$11,477
C				1.72%	3.65%
6-Month	+2.67%	+1.67%	$10,167
1-Year	+3.66%	+2.66%	$10,266
Since Inception (7/1/13)	+20.07%	+9.59%	$12,007
R				1.22%	3.15%
6-Month	+3.01%	+3.01%	$10,301
1-Year	+4.23%	+4.23%	$10,423
Since Inception (7/1/13)	+21.21%	+10.11%	$12,121
R6				0.67%	2.41%
6-Month	+3.26%	+3.26%	$10,326
1-Year	+4.74%	+4.74%	$10,474
Since Inception (7/1/13)	+22.50%	+10.70%	$12,250
Advisor				0.72%	2.65%
6-Month	+3.18%	+3.18%	$10,318
1-Year	+4.70%	+4.70%	$10,470
Since Inception (7/1/13)	+22.32%	+10.62%	$12,232

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,031.00	$1.76	$5.34
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.31
C
Actual	$1,000	$1,026.70	$5.28	$8.84
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.80
R
Actual	$1,000	$1,030.10	$2.77	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.31
R6
Actual	$1,000	$1,032.60	$0.00	$3.58
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.56
Advisor
Actual	$1,000	$1,031.80	$0.25	$3.83
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.81

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.06%; C: 1.76%; R: 1.26%; R6: 0.71%; and Advisor: 0.76%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2035 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2035 Retirement Target Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +3.09% cumulative total return for the six months ended June 30, 2015. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.1 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.1 The Fund added the P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, which returned +0.02%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 34.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 100.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Franklin Rising Dividends Fund – Class R6	8.3%
Franklin Growth Fund – Class R6	8.0%
Franklin International Small Cap Growth Fund – Class R6	7.2%
Franklin DynaTech Fund – Class R6	6.7%
Franklin Focused Core Equity Fund – Class R6	6.3%
iShares Core S&P 500 ETF	6.1%
Franklin K2 Alternative Strategies Fund – Class R6	6.0%
Franklin Mutual International Fund – Class R6	5.7%
Templeton Global Total Return Fund – Class R6	4.7%
Franklin Growth Opportunities Fund – Class R6	4.5%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2035 Retirement Target Fund allocated 80.4% of total net assets to equity, 11.2% to fixed income and 6.8% to alternative strategies. Domestic equity exposure was 65.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 8.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.8% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.7% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no repre-
sentation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FRTAX)	$12.83	$12.67	+$	0.16
C (FTRCX)	$12.54	$12.43	+$	0.11
R (FLRGX)	$12.81	$12.66	+$	0.15
R6 (FMTLX)	$12.93	$12.75	+$	0.18
Advisor (FLRHX)	$12.94	$12.75	+$	0.19

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0079	$0.0154		$0.2111	$0.2344
C	$0.0079	$0.0154		$0.2111	$0.2344
R	$0.0079	$0.0154		$0.2111	$0.2344
R6	$0.0079	$0.0154		$0.2111	$0.2344
Advisor	$0.0079	$0.0154		$0.2111	$0.2344

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	1.58%
6-Month	+3.09%	-2.82%	$9,718
1-Year	+3.70%	-2.23%	$9,777
5-Year	+70.62%	+9.97%	$16,086
Since Inception (8/1/06)	+72.09%	+5.58%	$16,220
C				1.72%	2.28%
6-Month	+2.74%	+1.74%	$10,174
1-Year	+3.03%	+2.06%	$10,206
5-Year	+65.03%	+10.54%	$16,503
Since Inception (8/1/06)	+61.74%	+5.54%	$16,174
R				1.22%	1.78%
6-Month	+3.01%	+3.01%	$10,301
1-Year	+3.56%	+3.56%	$10,356
5-Year	+69.19%	+11.09%	$16,919
Since Inception (8/1/06)	+69.25%	+6.08%	$16,925
R6				0.67%	1.09%
6-Month	+3.22%	+3.22%	$10,322
1-Year	+4.09%	+4.09%	$10,409
Since Inception (5/1/13)	+25.15%	+10.92%	$12,515
Advisor				0.72%	1.28%
6-Month	+3.30%	+3.30%	$10,330
1-Year	+4.12%	+4.12%	$10,412
5-Year	+73.37%	+11.63%	$17,337
Since Inception (8/1/06)	+77.00%	+6.62%	$17,700

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,030.90	$1.76	$5.34
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.31
C
Actual	$1,000	$1,027.40	$5.28	$8.85
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.80
R
Actual	$1,000	$1,030.10	$2.77	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.31
R6
Actual	$1,000	$1,032.20	$0.00	$3.58
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.56
Advisor
Actual	$1,000	$1,033.00	$0.25	$3.83
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.81

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.06%; C: 1.76%; R: 1.26%; R6: 0.71%; and Advisor: 0.76%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2040 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2040 Retirement Target Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +3.32% cumulative total return for the six months ended June 30, 2015. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.1 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.1 The Fund added the P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, which returned +0.02%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 41.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 107.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	9.8%
Franklin DynaTech Fund – Class R6	7.7%
Franklin International Small Cap Growth Fund – Class R6	7.6%
Franklin Rising Dividends Fund – Class R6	7.4%
Franklin Focused Core Equity Fund – Class R6	6.5%
Franklin K2 Alternative Strategies Fund – Class R6	6.1%
Franklin Mutual International Fund – Class R6	6.1%
iShares Core S&P 500 ETF	6.0%
Franklin Growth Opportunities Fund – Class R6	4.7%
iShares S&P 500 Value ETF	4.2%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2040 Retirement Target Fund allocated 84.3% of total net assets to equity, 7.4% to fixed income and 6.9% to alternative strategies. Domestic equity exposure was 65.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund –Class R6 was our largest fixed income fund weighting at 3.2% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FLADX)	$11.81	$11.58	+$	0.23
C (FLOLX)	$11.70	$11.52	+$	0.18
R (FLSGX)	$11.80	$11.58	+$	0.22
R6 (FLREX)	$11.86	$11.61	+$	0.25
Advisor (FLSHX)	$11.85	$11.61	+$	0.24

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0017	$0.0066		$0.1482	$0.1565
C	$0.0017	$0.0066		$0.1482	$0.1565
R	$0.0017	$0.0066		$0.1482	$0.1565
R6	$0.0017	$0.0066		$0.1482	$0.1565
Advisor	$0.0017	$0.0066		$0.1482	$0.1565

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	3.92%
6-Month	+3.32%	-2.65%	$9,735
1-Year	+5.06%	-0.95%	$9,905
Since Inception (7/1/13)	+23.27%	+7.80%	$11,618
C				1.72%	4.62%
6-Month	+2.90%	+1.90%	$10,190
1-Year	+4.31%	+3.31%	$10,331
Since Inception (7/1/13)	+21.55%	+10.26%	$12,155
R				1.22%	4.12%
6-Month	+3.23%	+3.23%	$10,323
1-Year	+4.94%	+4.94%	$10,494
Since Inception (7/1/13)	+22.84%	+10.85%	$12,284
R6				0.67%	3.22%
6-Month	+3.48%	+3.48%	$10,348
1-Year	+5.43%	+5.43%	$10,543
Since Inception (7/1/13)	+24.18%	+11.45%	$12,418
Advisor				0.72%	3.62%
6-Month	+3.39%	+3.39%	$10,339
1-Year	+5.41%	+5.41%	$10,541
Since Inception (7/1/13)	+23.99%	+11.37%	$12,399

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,033.20	$1.77	$5.40
Hypothetical (5% return before expenses)	$1,000	$1,023.05	$1.76	$5.36
C
Actual	$1,000	$1,029.00	$5.28	$8.90
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.85
R
Actual	$1,000	$1,032.30	$2.77	$6.40
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.36
R6
Actual	$1,000	$1,034.80	$0.00	$3.63
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.61
Advisor
Actual	$1,000	$1,033.90	$0.24	$3.87
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.24	$3.84

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.07%; C: 1.77%; R: 1.27%; R6: 0.72%; and Advisor: 0.77% ), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2045 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2045 Retirement Target Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investment into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +3.11% cumulative total return for the six months ended June 30, 2015. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.1 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.1 The Fund added the P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, which returned +0.02%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 48.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 114.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Franklin Rising Dividends Fund – Class R6	9.2%
Franklin Growth Fund – Class R6	8.8%
Franklin International Small Cap Growth Fund – Class R6	7.5%
Franklin DynaTech Fund – Class R6	7.5%
Franklin Focused Core Equity Fund – Class R6	6.4%
iShares Core S&P 500 ETF	6.0%
Franklin K2 Alternative Strategies Fund – Class R6	6.0%
Franklin Mutual International Fund – Class R6	6.0%
iShares S&P 500 Value ETF	3.8%
Franklin Growth Opportunities Fund – Class R6	3.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2045 Retirement Target Fund allocated 83.8% of total net assets to equity, 8.1% to fixed income and 6.8% to alternative strategies. Domestic equity exposure was 64.6% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 9.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.9% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.4% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FTTAX)	$12.85	$12.70	+$	0.15
C (FLRIX)	$12.53	$12.42	+$	0.11
R (FLRJX)	$12.80	$12.66	+$	0.14
R6 (FMLTX)	$12.95	$12.77	+$	0.18
Advisor (FLRLX)	$12.94	$12.76	+$	0.18

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0076	$0.0135		$0.2282	$0.2493
C	$0.0076	$0.0135		$0.2282	$0.2493
R	$0.0076	$0.0135		$0.2282	$0.2493
R6	$0.0076	$0.0135		$0.2282	$0.2493
Advisor	$0.0076	$0.0135		$0.2282	$0.2493

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	1.78%
6-Month	+3.11%	-2.78%	$9,722
1-Year	+3.86%	-2.14%	$9,786
5-Year	+75.89%	+10.63%	$16,569
Since Inception (8/1/06)	+74.39%	+5.73%	$16,436
C				1.72%	2.48%
6-Month	+2.86%	+1.86%	$10,186
1-Year	+3.22%	+2.24%	$10,224
5-Year	+70.00%	+11.20%	$17,000
Since Inception (8/1/06)	+63.97%	+5.71%	$16,397
R				1.22%	1.98%
6-Month	+3.04%	+3.04%	$10,304
1-Year	+3.66%	+3.66%	$10,366
5-Year	+74.09%	+11.73%	$17,409
Since Inception (8/1/06)	+71.32%	+6.23%	$17,132
R6				0.67%	1.18%
6-Month	+3.33%	+3.33%	$10,333
1-Year	+4.17%	+4.17%	$10,417
Since Inception (5/1/13)	+26.23%	+11.36%	$12,623
Advisor				0.72%	1.48%
6-Month	+3.33%	+3.33%	$10,333
1-Year	+4.12%	+4.12%	$10,412
5-Year	+78.46%	+12.28%	$17,846
Since Inception (8/1/06)	+79.12%	+6.76%	$17,912

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,031.10	$1.76	$5.39
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.36
C
Actual	$1,000	$1,028.60	$5.28	$8.90
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.85
R
Actual	$1,000	$1,030.40	$2.77	$6.39
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.36
R6
Actual	$1,000	$1,033.30	$0.00	$3.63
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.61
Advisor
Actual	$1,000	$1,033.30	$0.25	$3.88
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.86

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.07%; C: 1.77%; R: 1.27%; R6: 0.72%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2050 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2050 Retirement Target Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +3.23% cumulative total return for the six months ended June 30, 2015. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.1 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.1 The Fund added the P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, which returned +0.02%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 121.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	10.7%
Franklin Rising Dividends Fund – Class R6	7.9%
Franklin DynaTech Fund – Class R6	7.8%
Franklin International Small Cap Growth Fund – Class R6	7.7%
Franklin Focused Core Equity Fund – Class R6	6.7%
Franklin K2 Alternative Strategies Fund – Class R6	6.2%
Franklin Mutual International Fund – Class R6	6.2%
iShares Core S&P 500 ETF	6.1%
Franklin Growth Opportunities Fund – Class R6	3.9%
Templeton Foreign Fund – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2050 Retirement Target Fund allocated 83.7% of total net assets to equity, 7.0% to fixed income and 7.1% to alternative strategies. Domestic equity exposure was 64.9% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 10.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.9% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 2.9% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FLSJX)	$11.84	$11.62	+$	0.22
C (FLSKX)	$11.74	$11.56	+$	0.18
R (FLSNX)	$11.84	$11.63	+$	0.21
R6 (FRLEX)	$11.89	$11.65	+$	0.24
Advisor (FLSOX)	$11.89	$11.65	+$	0.24

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0031	$0.0052		$0.1501	$0.1584
C	$0.0031	$0.0052		$0.1501	$0.1584
R	$0.0031	$0.0052		$0.1501	$0.1584
R6	$0.0031	$0.0052		$0.1501	$0.1584
Advisor	$0.0031	$0.0052		$0.1501	$0.1584

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	4.79%
6-Month	+3.23%	-2.71%	$9,729
1-Year	+5.01%	-1.05%	$9,895
Since Inception (7/1/13)	+23.58%	+7.93%	$11,647
C				1.72%	5.49%
6-Month	+2.91%	+1.91%	$10,191
1-Year	+4.19%	+3.19%	$10,319
Since Inception (7/1/13)	+21.94%	+10.44%	$12,194
R				1.22%	4.99%
6-Month	+3.15%	+3.15%	$10,315
1-Year	+4.80%	+4.80%	$10,480
Since Inception (7/1/13)	+23.19%	+11.00%	$12,319
R6				0.67%	3.89%
6-Month	+3.40%	+3.40%	$10,340
1-Year	+5.32%	+5.32%	$10,532
Since Inception (7/1/13)	+24.46%	+11.58%	$12,446
Advisor				0.72%	4.49%
6-Month	+3.40%	+3.40%	$10,340
1-Year	+5.29%	+5.29%	$10,529
Since Inception (7/1/13)	+24.39%	+11.55%	$12,439

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distri- bution and service (12b-1) fees, and other Fund expenses.
  All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,032.30	$1.76	$5.39
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.36
C
Actual	$1,000	$1,029.10	$5.28	$8.90
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.85
R
Actual	$1,000	$1,031.50	$2.77	$6.40
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.36
R6
Actual	$1,000	$1,034.00	$0.00	$3.63
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.61
Advisor
Actual	$1,000	$1,034.00	$0.25	$3.88
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.86

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.07%; C: 1.77%; R: 1.27%; R6: 0.72%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin LifeSmart 2055 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2055 Retirement Target Fund covers the period since the Fund’s inception on May 1, 2015, through June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -1.05% cumulative total return for the period since the Fund’s inception through June 30, 2015.

In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -2.78% total return for the same period.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.91% total return.1 The P&R 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.01%.2 You can find the Fund’s performance data in the Performance Summary beginning on page 62.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 128.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	10.5%
Franklin Rising Dividends Fund – Class R6	7.8%
Franklin International Small Cap Growth Fund – Class R6	7.7%
Franklin DynaTech Fund – Class R6	7.7%
Franklin Focused Core Equity Fund – Class R6	6.5%
Franklin Mutual International Fund – Class R6	6.1%
iShares Core S&P 500 ETF	5.6%
Franklin K2 Alternative Strategies Fund – Class R6	5.6%
Franklin Growth Opportunities Fund – Class R6	3.8%
Templeton Foreign Fund – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2055 Retirement Target Fund allocated 82.1% of total net assets to equity, 6.3% to fixed income and 6.4% to alternative strategies. Domestic equity exposure was 64.6% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 10.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 54.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 2.6% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest foreign equity fund holding,

Franklin International Small Cap Growth Fund – Class R6, performed better than the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 performed better than the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2055 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	5/1/15		Change
A (FLTFX)	$9.89	$10.00	-$	0.11
C (FLTNX)	$9.88	$10.00	-$	0.12
R (FLSBX	$9.89	$10.00	-$	0.11
R6 (FLSZX)	$9.89	$10.00	-$	0.11
Advisor (FLTKX)	$9.89	$10.00	-$	0.11

Distributions[1] (5/1/15–6/30/15)
Dividend
Share Class	Income
A	$0.0046
C	$0.0045
R	$0.0045
R6	$0.0052
Advisor	$0.0046

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.03%	3.11%
Since Inception (5/1/15)	-1.05%	-6.74%	$9,326

C				1.73%	3.81%
Since Inception (5/1/15)	-1.16%	-2.14%	$9,786

R				1.23%	3.31%
Since Inception (5/1/15)	-1.06%	-1.06%	$9,894

R6				0.68%	2.39%
Since Inception (5/1/15)	-1.05%	-1.05%	$9,895

Advisor				0.73%	2.81%
Since Inception (5/1/15)	-1.05%	-1.05%	$9,895

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the period indicated.
4. Average annual total return represents the average annual change in value of an investment over the period indicated. Because the Fund has existed for less than one year, performance shown is not annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning		Expenses Paid	Expenses Paid
	Account Value	Ending	During Period*	During Period**
	Actual 5/1/15	Account	Actual 5/1/15–6/30/15	Actual 5/1/15–6/30/15
Share Class	Hypothetical 1/1/15	Value 6/30/15	Hypothetical 1/1/15–6/30/15	Hypothetical 1/1/15–6/30/15
A
Actual	$1,000	$989.50	$0.57	$1.78
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.46
C
Actual	$1,000	$988.40	$1.72	$2.93
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	$8.95
R
Actual	$1,000	$989.40	$0.90	$2.11
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$6.46
R6
Actual	$1,000	$989.50	$0.00	$1.21
Hypothetical (5% return before expenses)	$1,000	$1,024.79	$0.00	$3.71
Advisor
Actual	$1,000	$989.50	$0.09	$1.30
Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.25	$3.96

*Expenses are calculated using the most recent expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 60/365 to reflect the actual period and by 181/365 to reflect the hypothetical one-half year period.
**Expenses are calculated using the most recent expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.09%; C: 1.79%; R: 1.29%; R6: 0.74%; and Advisor: 0.79%), multiplied by the average account value over the period, multiplied by 60/365 to reflect the actual period and by 181/365 to reflect the hypothetical one-half year period.

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			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2015 Retirement Target Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.67	$12.28	$11.67	$10.92	$11.25	$10.17
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.39	0.25	0.24	0.24	0.24
Net realized and unrealized gains (losses)	0.09	(0.01)	1.16	0.76	(0.33)	1.05
Total from investment operations	0.19	0.38	1.41	1.00	(0.09)	1.29
Less distributions from:
Net investment income	(0.10)	(0.40)	(0.27)	(0.25)	(0.24)	(0.21)
Net realized gains	(0.16)	(0.59)	(0.53)	—	—	—
Total distributions	(0.26)	(0.99)	(0.80)	(0.25)	(0.24)	(0.21)
Net asset value, end of period	$11.60	$11.67	$12.28	$11.67	$10.92	$11.25

Total return[d]	1.61%	3.07%	12.27%	9.20%	(0.82)%	12.77%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.83%	0.84%	0.83%	0.71%	0.80%	0.80%
Expenses net of waiver and payments by
affiliates[f]	0.35%	0.35%	0.38%	0.45%	0.45%	0.45%
Net investment income[c]	1.65%	3.20%	2.04%	2.13%	2.09%	2.30%

Supplemental data
Net assets, end of period (000’s)	$48,272	$48,121	$44,347	$37,507	$31,073	$27,230
Portfolio turnover rate	6.82%	68.98%	73.66%	25.12%	31.55%	17.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.55	$12.16	$11.57	$10.83	$11.16	$10.10
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.30	0.16	0.16	0.16	0.16
Net realized and unrealized gains (losses)	0.08	(0.01)	1.15	0.75	(0.33)	1.04
Total from investment operations	0.14	0.29	1.31	0.91	(0.17)	1.20
Less distributions from:
Net investment income	(0.06)	(0.31)	(0.19)	(0.17)	(0.16)	(0.14)
Net realized gains	(0.16)	(0.59)	(0.53)	—	—	—
Total distributions	(0.22)	(0.90)	(0.72)	(0.17)	(0.16)	(0.14)
Net asset value, end of period	$11.47	$11.55	$12.16	$11.57	$10.83	$11.16

Total return[d]	1.22%	2.39%	11.46%	8.44%	(1.51)%	11.91%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.52%	1.54%	1.53%	1.41%	1.50%	1.50%
Expenses net of waiver and payments by
affiliates[f]	1.04%	1.05%	1.08%	1.15%	1.15%	1.15%
Net investment income[c]	0.96%	2.50%	1.34%	1.43%	1.39%	1.60%

Supplemental data
Net assets, end of period (000’s)	$21,999	$21,189	$20,395	$16,912	$14,217	$12,133
Portfolio turnover rate	6.82%	68.98%	73.66%	25.12%	31.55%	17.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.

68 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.64	$12.25	$11.64	$10.89	$11.22	$10.15
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.36	0.22	0.22	0.21	0.20
Net realized and unrealized gains (losses)	0.08	(—)[d]	1.16	0.75	(0.32)	1.06
Total from investment operations	0.17	0.36	1.38	0.97	(0.11)	1.26
Less distributions from:
Net investment income	(0.09)	(0.38)	(0.24)	(0.22)	(0.22)	(0.19)
Net realized gains	(0.16)	(0.59)	(0.53)	—	—	—
Total distributions	(0.25)	(0.97)	(0.77)	(0.22)	(0.22)	(0.19)
Net asset value, end of period	$11.56	$11.64	$12.25	$11.64	$10.89	$11.22

Total return[e]	1.46%	2.89%	12.04%	8.96%	(1.02)%	12.46%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.03%	1.04%	1.03%	0.91%	1.00%	1.00%
Expenses net of waiver and payments by
affiliates[g]	0.55%	0.55%	0.58%	0.65%	0.65%	0.65%
Net investment income[c]	1.45%	3.00%	1.84%	1.93%	1.89%	2.10%

Supplemental data
Net assets, end of period (000’s)	$3,791	$2,828	$2,279	$1,862	$1,815	$1,401
Portfolio turnover rate	6.82%	68.98%	73.66%	25.12%	31.55%	17.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.72	$12.32	$12.17
Income from investment operations[b]:
Net investment income[c,d]	0.12	0.57	0.49
Net realized and unrealized gains (losses)	0.08	(0.14)	0.44
Total from investment operations	0.20	0.43	0.93
Less distributions from:
Net investment income	(0.11)	(0.44)	(0.25)
Net realized gains	(0.16)	(0.59)	(0.53)
Total distributions	(0.27)	(1.03)	(0.78)
Net asset value, end of period	$11.65	$11.72	$12.32

Total return[e]	1.76%	3.49%	7.78%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.42%	0.44%	0.60%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%	0.00%
Net investment income[d]	2.00%	3.55%	2.42%

Supplemental data
Net assets, end of period (000’s)	$5,767	$6,709	$763
Portfolio turnover rate	6.82%	68.98%	73.66%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.

70 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.71	$12.31	$11.70	$10.94	$11.28	$10.19
Income from investment operations[a]:
Net investment income[b,c]	0.12	0.43	0.29	0.28	0.26	0.39
Net realized and unrealized gains (losses)	0.08	(—)[d]	1.16	0.76	(0.33)	0.94
Total from investment operations	0.20	0.43	1.45	1.04	(0.07)	1.33
Less distributions from:
Net investment income	(0.11)	(0.44)	(0.31)	(0.28)	(0.27)	(0.24)
Net realized gains	(0.16)	(0.59)	(0.53)	—	—	—
Total distributions	(0.27)	(1.03)	(0.84)	(0.28)	(0.27)	(0.24)
Net asset value, end of period	$11.64	$11.71	$12.31	$11.70	$10.94	$11.28

Total return[e]	1.74%	3.45%	12.55%	9.59%	(0.61)%	13.16%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.53%	0.54%	0.53%	0.41%	0.50%	0.50%
Expenses net of waiver and payments by
affiliates[g]	0.05%	0.05%	0.08%	0.15%	0.15%	0.15%
Net investment income[c]	1.95%	3.50%	2.34%	2.43%	2.39%	2.60%

Supplemental data
Net assets, end of period (000’s)	$2,913	$2,194	$2,494	$1,840	$1,501	$1,571
Portfolio turnover rate	6.82%	68.98%	73.66%	25.12%	31.55%	17.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2015 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 96.8%
Alternative Strategies 6.7%
[a]Franklin K2 Alternative Strategies Fund, Class R6	442,778	$4,888,266
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	90,466	655,878
		5,544,144
Domestic Equity 24.4%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	2,854	586,893
[a,b]Franklin DynaTech Fund, Class R6	41,397	2,096,330
[a]Franklin Focused Core Equity Fund, Class R6	136,611	2,114,738
[a]Franklin Growth Fund, Class R6	37,860	2,925,067
[a,b]Franklin Growth Opportunities Fund, Class R6	44,632	1,588,892
[a]Franklin Real Estate Securities Fund, Class R6	15,919	326,667
[a]Franklin Rising Dividends Fund, Class R6	44,412	2,292,984
[a,b]Franklin Small Cap Growth Fund, Class R6	38,303	810,118
[a]Franklin Utilities Fund, Class R6	58,640	934,719
iShares Core S&P 500 ETF	23,985	4,970,172
iShares S&P 500 Value ETF	16,439	1,515,840
		20,162,420
Domestic Fixed Income 28.0%
[a]Franklin Low Duration Total Return Fund, Class R6	1,419,764	14,226,039
[a]Franklin Short Duration U.S. Government ETF	7,837	775,642
[a]Franklin Strategic Income Fund, Class R6	512,893	5,046,863
iShares Intermediate Credit Bond ETF	28,315	3,082,371
		23,130,915
Foreign Equity 11.7%
[a]Franklin International Growth Fund, Class R6	65,348	737,782
[a]Franklin International Small Cap Growth Fund, Class R6	112,810	2,208,822
[a]Franklin Mutual International Fund, Class R6	127,811	1,973,405
iShares Global Infrastructure ETF	16,240	659,830
iShares MSCI All Country Asia ex Japan ETF	9,306	586,278
[a]Templeton China World Fund, Class R6	15,253	504,115
[a]Templeton Foreign Fund, Class R6	129,703	935,158
[a]Templeton Frontier Markets Fund, Class R6	53,980	753,562
WisdomTree Japan Hedged Equity Fund ETF (Japan)	23,735	1,357,642
		9,716,594
Foreign Fixed Income 26.0%
[a]Franklin Emerging Market Debt Opportunities Fund	245,173	2,655,222
[a]Templeton Global Total Return Fund, Class R6	1,534,450	18,858,391
		21,513,613
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $76,430,345)		80,067,686

72 | Semiannual Report

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $2,276,285) 2.7%
Money Market Funds 2.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,276,285	$2,276,285
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $78,706,630) 99.5%		82,343,971
Other Assets, less Liabilities 0.5%		396,932
Net Assets 100.0%		$82,740,903

See Abbreviations on page 165.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2020 Retirement Target Fund
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.14	$10.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.07	0.33	0.16
Net realized and unrealized gains (losses)	0.19	0.20	0.91
Total from investment operations	0.26	0.53	1.07
Less distributions from:
Net investment income	(0.05)	(0.27)	(0.13)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.33)	(0.13)
Net asset value, end of period	$11.25	$11.14	$10.94

Total return[f]	2.33%	4.83%	10.69%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.46%	2.25%	11.14%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.35%	0.24%
Net investment income[d]	1.13%	3.20%	3.12%

Supplemental data
Net assets, end of period (000’s)	$14,026	$7,302	$2,189
Portfolio turnover rate	9.97%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2015.

74 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.08	$10.90	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.24	0.18
Net realized and unrealized gains (losses)	0.21	0.21	0.83
Total from investment operations	0.23	0.45	1.01
Less distributions from:
Net investment income	(0.02)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.12)	(0.27)	(0.11)
Net asset value, end of period	$11.19	$11.08	$10.90

Total return[f]	2.07%	4.09%	10.16%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.16%	2.95%	11.95%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%
Net investment income[d]	0.43%	2.50%	2.31%

Supplemental data
Net assets, end of period (000’s)	$4,469	$2,617	$250
Portfolio turnover rate	9.97%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.12	$10.93	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.42	0.11
Net realized and unrealized gains (losses)	0.19	0.08	0.93
Total from investment operations	0.25	0.50	1.04
Less distributions from:
Net investment income	(0.05)	(0.25)	(0.11)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.31)	(0.11)
Net asset value, end of period	$11.22	$11.12	$10.93

Total return[f]	2.24%	4.61%	10.48%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.66%	2.45%	11.45%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%
Net investment income[d]	0.93%	3.00%	2.81%

Supplemental data
Net assets, end of period (000’s)	$575	$80	$11
Portfolio turnover rate	9.97%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2015.

76 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.15	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.08	0.45	0.14
Net realized and unrealized gains (losses)	0.20	0.11	0.94
Total from investment operations	0.28	0.56	1.08
Less distributions from:
Net investment income	(0.06)	(0.30)	(0.13)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.16)	(0.36)	(0.13)
Net asset value, end of period	$11.27	$11.15	$10.95

Total return[f]	2.55%	5.14%	10.84%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.04%	1.81%	11.51%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%	0.00%
Net investment income[d]	1.48%	3.55%	3.36%

Supplemental data
Net assets, end of period (000’s)	$7,325	$7,361	$11
Portfolio turnover rate	9.97%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.15	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.08	0.39	0.17
Net realized and unrealized gains (losses)	0.20	0.17	0.91
Total from investment operations	0.28	0.56	1.08
Less distributions from:
Net investment income	(0.06)	(0.30)	(0.13)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.16)	(0.36)	(0.13)
Net asset value, end of period	$11.27	$11.15	$10.95

Total return[f]	2.53%	5.08%	10.83%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.16%	1.95%	10.95%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%
Net investment income[d]	1.43%	3.50%	3.31%

Supplemental data
Net assets, end of period (000’s)	$232	$98	$44
Portfolio turnover rate	9.97%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.69% for the period ended June 30, 2015.

78 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 97.2%
Alternative Strategies 6.5%
[a]Franklin K2 Alternative Strategies Fund, Class R6	138,329	$1,527,151
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	28,993	210,199
		1,737,350
Domestic Equity 37.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,228	252,459
[a,b]Franklin DynaTech Fund, Class R6	25,836	1,308,310
[a]Franklin Focused Core Equity Fund, Class R6	77,779	1,204,020
[a]Franklin Growth Fund, Class R6	22,194	1,714,724
[a,b]Franklin Growth Opportunities Fund, Class R6	25,668	913,772
[a]Franklin Real Estate Securities Fund, Class R6	8,132	166,863
[a]Franklin Rising Dividends Fund, Class R6	25,878	1,336,069
[a,b]Franklin Small Cap Growth Fund, Class R6	20,870	441,409
[a]Franklin Utilities Fund, Class R6	34,399	548,319
iShares Core S&P 500 ETF	7,896	1,636,209
iShares S&P 500 Value ETF	5,600	516,376
		10,038,530
Domestic Fixed Income 17.5%
[a]Franklin Low Duration Total Return Fund, Class R6	288,636	2,892,134
[a]Franklin Short Duration U.S. Government ETF	1,493	147,765
[a]Franklin Strategic Income Fund, Class R6	105,063	1,033,820
iShares Intermediate Credit Bond ETF	5,239	570,318
		4,644,037
Foreign Equity 19.9%
[a]Franklin International Growth Fund, Class R6	35,325	398,824
[a]Franklin International Small Cap Growth Fund, Class R6	72,502	1,419,593
[a]Franklin Mutual International Fund, Class R6	67,965	1,049,374
iShares Global Infrastructure ETF	5,902	239,798
iShares MSCI All Country Asia ex Japan ETF	4,696	295,848
[a]Templeton China World Fund, Class R6	8,086	267,253
[a]Templeton Foreign Fund, Class R6	74,763	539,041
[a]Templeton Frontier Markets Fund, Class R6	29,559	412,647
WisdomTree Japan Hedged Equity Fund ETF (Japan)	11,916	681,595
		5,303,973
Foreign Fixed Income 15.6%
[a]Franklin Emerging Market Debt Opportunities Fund	39,711	430,075
[a]Templeton Global Total Return Fund, Class R6	302,594	3,718,883
		4,148,958
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $25,816,113)		25,872,848

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Semiannual Report | 79

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $517,101) 1.9%
Money Market Funds 1.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	517,101	$517,101
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $26,333,214) 99.1%		26,389,949
Other Assets, less Liabilities 0.9%		236,889
Net Assets 100.0%		$26,626,838

See Abbreviations on page 165.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2025 Retirement Target Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.36	$12.76	$11.11	$10.22	$10.70	$9.54
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.26	0.16	0.17	0.17	0.22
Net realized and unrealized gains (losses)	0.32	0.30	2.06	0.88	(0.48)	1.13
Total from investment operations	0.37	0.56	2.22	1.05	(0.31)	1.35
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.28)	(0.19)	(0.16)	(0.17)	(0.19)
Net realized gains	(0.21)	(0.68)	(0.38)	—	—	—
Total distributions	(0.22)	(0.96)	(0.57)	(0.16)	(0.17)	(0.19)
Net asset value, end of period	$12.51	$12.36	$12.76	$11.11	$10.22	$10.70

Total return[d]	2.92%	4.39%	20.18%	10.30%	(2.86)%	14.14%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.80%	0.83%	0.84%	0.71%	0.80%	0.85%
Expenses net of waiver and payments by
affiliates[f]	0.35%	0.35%	0.38%	0.45%	0.45%	0.45%
Net investment income[c]	0.78%	2.03%	1.31%	1.55%	1.64%	2.25%

Supplemental data
Net assets, end of period (000’s)	$72,970	$67,854	$58,811	$45,299	$36,506	$30,983
Portfolio turnover rate	4.01%	62.00%	47.39%	25.67%	20.06%	19.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.18	$12.60	$10.97	$10.11	$10.59	$9.45
Income from investment operations[a]:
Net investment income[b,c]	0.01	0.16	0.07	0.09	0.10	0.16
Net realized and unrealized gains (losses)	0.31	0.29	2.05	0.86	(0.48)	1.11
Total from investment operations	0.32	0.45	2.12	0.95	(0.38)	1.27
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.19)	(0.11)	(0.09)	(0.10)	(0.13)
Net realized gains	(0.21)	(0.68)	(0.38)	—	—	—
Total distributions	(0.22)	(0.87)	(0.49)	(0.09)	(0.10)	(0.13)
Net asset value, end of period	$12.28	$12.18	$12.60	$10.97	$10.11	$10.59

Total return[d]	2.55%	3.58%	19.52%	9.42%	(3.54)%	13.41%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.50%	1.53%	1.54%	1.41%	1.50%	1.55%
Expenses net of waiver and payments by
affiliates[f]	1.05%	1.05%	1.08%	1.15%	1.15%	1.15%
Net investment income[c]	0.08%	1.33%	0.61%	0.85%	0.94%	1.55%

Supplemental data
Net assets, end of period (000’s)	$30,186	$28,712	$25,248	$18,312	$14,309	$11,194
Portfolio turnover rate	4.01%	62.00%	47.39%	25.67%	20.06%	19.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.31	$12.72	$11.07	$10.19	$10.68	$9.53
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.23	0.13	0.15	0.16	0.22
Net realized and unrealized gains (losses)	0.31	0.30	2.07	0.87	(0.50)	1.10
Total from investment operations	0.35	0.53	2.20	1.02	(0.34)	1.32
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.26)	(0.17)	(0.14)	(0.15)	(0.17)
Net realized gains	(0.21)	(0.68)	(0.38)	—	—	—
Total distributions	(0.22)	(0.94)	(0.55)	(0.14)	(0.15)	(0.17)
Net asset value, end of period	$12.44	$12.31	$12.72	$11.07	$10.19	$10.68

Total return[d]	2.77%	4.12%	20.05%	10.05%	(3.14)%	13.92%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.00%	1.03%	1.04%	0.91%	1.00%	1.05%
Expenses net of waiver and payments by
affiliates[f]	0.55%	0.55%	0.58%	0.65%	0.65%	0.65%
Net investment income[c]	0.58%	1.83%	1.11%	1.35%	1.44%	2.05%

Supplemental data
Net assets, end of period (000’s)	$5,740	$5,361	$4,835	$3,442	$1,780	$995
Portfolio turnover rate	4.01%	62.00%	47.39%	25.67%	20.06%	19.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.39	$12.79	$11.74
Income from investment operations[b]:
Net investment income[c,d]	0.07	0.41	0.55
Net realized and unrealized gains (losses)	0.32	0.20	1.06
Total from investment operations	0.39	0.61	1.61
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.01)	(0.33)	(0.18)
Net realized gains	(0.21)	(0.68)	(0.38)
Total distributions	(0.22)	(1.01)	(0.56)
Net asset value, end of period	$12.56	$12.39	$12.79

Total return[e]	3.08%	4.74%	13.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.37%	0.39%	0.45%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%	0.00%
Net investment income[d]	1.13%	2.38%	1.69%

Supplemental data
Net assets, end of period (000’s)	$14,535	$14,010	$2,339
Portfolio turnover rate	4.01%	62.00%	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.38	$12.79	$11.12	$10.23	$10.72	$9.55
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.29	0.19	0.20	0.21	0.31
Net realized and unrealized gains (losses)	0.32	0.30	2.08	0.88	(0.50)	1.07
Total from investment operations	0.39	0.59	2.27	1.08	(0.29)	1.38
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.32)	(0.22)	(0.19)	(0.20)	(0.21)
Net realized gains	(0.21)	(0.68)	(0.38)	—	—	—
Total distributions	(0.22)	(1.00)	(0.60)	(0.19)	(0.20)	(0.21)
Net asset value, end of period	$12.55	$12.38	$12.79	$11.12	$10.23	$10.72

Total return[d]	3.08%	4.61%	20.66%	10.59%	(2.65)%	14.53%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.50%	0.53%	0.54%	0.41%	0.50%	0.55%
Expenses net of waiver and payments by
affiliates[f]	0.05%	0.05%	0.08%	0.15%	0.15%	0.15%
Net investment income[c]	1.08%	2.33%	1.61%	1.85%	1.94%	2.55%

Supplemental data
Net assets, end of period (000’s)	$4,020	$2,814	$2,487	$1,873	$1,847	$1,530
Portfolio turnover rate	4.01%	62.00%	47.39%	25.67%	20.06%	19.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.70% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.4%
Alternative Strategies 6.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	692,387	$7,643,958
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	140,124	1,015,902
		8,659,860
Domestic Equity 46.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	9,457	1,944,431
[a,b]Franklin DynaTech Fund, Class R6	154,430	7,820,345
[a]Franklin Focused Core Equity Fund, Class R6	452,401	7,003,174
[a]Franklin Growth Fund, Class R6	113,331	8,755,923
[a,b]Franklin Growth Opportunities Fund, Class R6	141,086	5,022,668
[a]Franklin Real Estate Securities Fund, Class R6	50,333	1,032,826
[a]Franklin Rising Dividends Fund, Class R6	173,341	8,949,608
[a,b]Franklin Small Cap Growth Fund, Class R6	152,782	3,231,334
[a]Franklin Utilities Fund, Class R6	200,958	3,203,275
iShares Core S&P 500 ETF	36,814	7,628,597
iShares S&P 500 Value ETF	50,700	4,675,047
		59,267,228
Domestic Fixed Income 10.5%
[a]Franklin Low Duration Total Return Fund, Class R6	808,362	8,099,783
[a]Franklin Short Duration U.S. Government ETF	4,761	471,205
[a]Franklin Strategic Income Fund, Class R6	292,219	2,875,431
iShares Intermediate Credit Bond ETF	17,162	1,868,256
		13,314,675
Foreign Equity 24.7%
[a]Franklin International Growth Fund, Class R6	263,169	2,971,177
[a]Franklin International Small Cap Growth Fund, Class R6	416,939	8,163,657
[a]Franklin Mutual International Fund, Class R6	421,312	6,505,053
iShares Global Infrastructure ETF	47,199	1,917,695
iShares MSCI All Country Asia ex Japan ETF	25,440	1,602,720
[a]Templeton China World Fund, Class R6	54,168	1,790,247
[a]Templeton Foreign Fund, Class R6	390,801	2,817,673
[a]Templeton Frontier Markets Fund, Class R6	171,254	2,390,706
WisdomTree Japan Hedged Equity Fund ETF (Japan)	57,665	3,298,438
		31,457,366
Foreign Fixed Income 9.9%
[a]Franklin Emerging Market Debt Opportunities Fund	138,683	1,501,942
[a]Templeton Global Total Return Fund, Class R6	908,978	11,171,342
		12,673,284
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $111,480,994)		125,372,413

86 | Semiannual Report

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $2,178,666) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,178,666	$2,178,666
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $113,659,660) 100.1%		127,551,079
Other Assets, less Liabilities (0.1)%		(100,807)
Net Assets 100.0%		$127,450,272

See Abbreviations on page 165.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2030 Retirement Target Fund
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.45	$11.11	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.25	0.15
Net realized and unrealized gains (losses)	0.31	0.33	1.07
Total from investment operations	0.35	0.58	1.22
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.18)	(0.11)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.24)	(0.11)
Net asset value, end of period	$11.65	$11.45	$11.11

Total return[f]	3.10%	5.28%	12.19%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.47%	2.28%	20.77%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.35%	0.23%
Net investment income[d]	0.65%	2.58%	2.72%

Supplemental data
Net assets, end of period (000’s)	$9,923	$5,098	$1,260
Portfolio turnover rate	19.96%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.38	$11.09	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(—)[e]	0.24	0.13
Net realized and unrealized gains (losses)	0.30	0.26	1.05
Total from investment operations	0.30	0.50	1.18
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.15)	(0.09)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.21)	(0.09)
Net asset value, end of period	$11.53	$11.38	$11.09

Total return[f]	2.67%	4.67%	11.73%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.17%	2.98%	21.59%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%
Net investment income (loss)[d]	(0.05)%	1.88%	1.90%

Supplemental data
Net assets, end of period (000’s)	$2,946	$1,950	$132
Portfolio turnover rate	19.96%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.44	$11.10	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.18	0.13
Net realized and unrealized gains (losses)	0.30	0.38	1.07
Total from investment operations	0.34	0.56	1.20
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.16)	(0.10)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.22)	(0.10)
Net asset value, end of period	$11.63	$11.44	$11.10

Total return[f]	3.01%	5.07%	11.98%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.67%	2.48%	21.09%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%
Net investment income[d]	0.45%	2.38%	2.40%

Supplemental data
Net assets, end of period (000’s)	$805	$48	$47
Portfolio turnover rate	19.96%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.47	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.36	0.11
Net realized and unrealized gains (losses)	0.31	0.26	1.12
Total from investment operations	0.37	0.62	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.21)	(0.11)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.27)	(0.11)
Net asset value, end of period	$11.69	$11.47	$11.12

Total return[f]	3.26%	5.60%	12.34%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.98%	1.74%	21.00%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%	0.00%
Net investment income[d]	1.00%	2.93%	2.95%

Supplemental data
Net assets, end of period (000’s)	$12,724	$12,041	$11
Portfolio turnover rate	19.96%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.47	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.23	0.13
Net realized and unrealized gains (losses)	0.31	0.38	1.10
Total from investment operations	0.36	0.61	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.20)	(0.11)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.26)	(0.11)
Net asset value, end of period	$11.68	$11.47	$11.12

Total return[f]	3.18%	5.56%	12.32%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.17%	1.98%	20.59%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%
Net investment income[d]	0.95%	2.88%	2.90%

Supplemental data
Net assets, end of period (000’s)	$108	$101	$82
Portfolio turnover rate	19.96%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 97.6%
Alternative Strategies 6.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	142,848	$1,577,058
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	32,965	238,993
		1,816,051
Domestic Equity 48.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,792	368,437
[a,b]Franklin DynaTech Fund, Class R6	36,051	1,825,602
[a]Franklin Focused Core Equity Fund, Class R6	96,316	1,490,978
[a]Franklin Growth Fund, Class R6	28,183	2,177,409
[a,b]Franklin Growth Opportunities Fund, Class R6	32,819	1,168,365
[a]Franklin Real Estate Securities Fund, Class R6	11,732	240,745
[a]Franklin Rising Dividends Fund, Class R6	36,615	1,890,407
[a,b]Franklin Small Cap Growth Fund, Class R6	34,736	734,657
[a]Franklin Utilities Fund, Class R6	45,471	724,807
iShares Core S&P 500 ETF	7,581	1,570,935
iShares S&P 500 Value ETF	8,200	756,122
		12,948,464
Domestic Fixed Income 7.7%
[a]Franklin Low Duration Total Return Fund, Class R6	123,668	1,239,157
[a]Franklin Short Duration U.S. Government ETF	641	63,441
[a]Franklin Strategic Income Fund, Class R6	46,693	459,458
iShares Intermediate Credit Bond ETF	2,660	289,567
		2,051,623
Foreign Equity 27.0%
[a]Franklin International Growth Fund, Class R6	59,386	670,468
[a]Franklin International Small Cap Growth Fund, Class R6	97,552	1,910,063
[a]Franklin Mutual International Fund, Class R6	90,365	1,395,229
iShares Global Infrastructure ETF	8,794	357,300
iShares MSCI All Country Asia ex Japan ETF	6,784	427,392
[a]Templeton China World Fund, Class R6	13,283	439,007
[a]Templeton Foreign Fund, Class R6	94,451	680,991
[a]Templeton Frontier Markets Fund, Class R6	41,753	582,877
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	12,259	701,215
		7,164,542
Foreign Fixed Income 7.1%
[a]Franklin Emerging Market Debt Opportunities Fund	22,051	238,810
[a]Templeton Global Total Return Fund, Class R6	134,111	1,648,218
		1,887,028
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $25,530,810)		25,867,708

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Semiannual Report | 93

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $463,282) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	463,282	$463,282
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $25,994,092) 99.3%		26,330,990
Other Assets, less Liabilities 0.7%		174,108
Net Assets 100.0%		$26,505,098

See Abbreviations on page 165.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2035 Retirement Target Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.67	$12.85	$11.01	$10.13	$10.59	$9.36
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.22	0.14	0.15	0.15	0.20
Net realized and unrealized gains (losses)	0.36	0.42	2.26	0.89	(0.46)	1.18
Total from investment operations	0.40	0.64	2.40	1.04	(0.31)	1.38
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.24)	(0.15)	(0.16)	(0.15)	(0.15)
Net realized gains	(0.23)	(0.58)	(0.41)	(—)[d]	—	—
Total distributions	(0.24)	(0.82)	(0.56)	(0.16)	(0.15)	(0.15)
Net asset value, end of period	$12.83	$12.67	$12.85	$11.01	$10.13	$10.59

Total return[e]	3.09%	4.96%	22.06%	10.33%	(2.97)%	14.78%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.86%	0.91%	0.94%	0.83%	0.97%	1.12%
Expenses net of waiver and payments by
affiliates[g]	0.35%	0.35%	0.38%	0.45%	0.45%	0.45%
Net investment income[c]	0.55%	1.76%	1.17%	1.45%	1.44%	2.06%

Supplemental data
Net assets, end of period (000’s)	$54,879	$50,264	$42,510	$32,095	$24,328	$19,677
Portfolio turnover rate	4.66%	61.73%	49.84%	27.30%	29.19%	23.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.43	$12.63	$10.85	$9.98	$10.45	$9.25
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.01)	0.12	0.06	0.08	0.08	0.12
Net realized and unrealized gains (losses)	0.36	0.41	2.21	0.89	(0.47)	1.18
Total from investment operations	0.35	0.53	2.27	0.97	(0.39)	1.30
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.15)	(0.08)	(0.10)	(0.08)	(0.10)
Net realized gains	(0.23)	(0.58)	(0.41)	(—)[d]	—	—
Total distributions	(0.24)	(0.73)	(0.49)	(0.10)	(0.08)	(0.10)
Net asset value, end of period	$12.54	$12.43	$12.63	$10.85	$9.98	$10.45

Total return[e]	2.74%	4.23%	21.17%	9.72%	(3.70)%	14.04%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.56%	1.61%	1.64%	1.53%	1.67%	1.82%
Expenses net of waiver and payments by
affiliates[g]	1.05%	1.05%	1.08%	1.15%	1.15%	1.15%
Net investment income (loss)[c]	(0.15)%	1.06%	0.47%	0.75%	0.74%	1.36%

Supplemental data
Net assets, end of period (000’s)	$21,094	$19,965	$16,873	$11,124	$8,300	$6,669
Portfolio turnover rate	4.66%	61.73%	49.84%	27.30%	29.19%	23.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.66	$12.84	$11.01	$10.12	$10.59	$9.37
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.19	0.11	0.14	0.14	0.21
Net realized and unrealized gains (losses)	0.37	0.42	2.26	0.89	(0.48)	1.15
Total from investment operations	0.39	0.61	2.37	1.03	(0.34)	1.36
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.21)	(0.13)	(0.14)	(0.13)	(0.14)
Net realized gains	(0.23)	(0.58)	(0.41)	(—)[d]	—	—
Total distributions	(0.24)	(0.79)	(0.54)	(0.14)	(0.13)	(0.14)
Net asset value, end of period	$12.81	$12.66	$12.84	$11.01	$10.12	$10.59

Total return[e]	3.01%	4.75%	21.77%	10.24%	(3.21)%	14.55%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.06%	1.11%	1.14%	1.03%	1.17%	1.32%
Expenses net of waiver and payments by
affiliates[g]	0.55%	0.55%	0.58%	0.65%	0.65%	0.65%
Net investment income[c]	0.35%	1.56%	0.97%	1.25%	1.24%	1.86%

Supplemental data
Net assets, end of period (000’s)	$5,174	$4,577	$4,093	$3,035	$1,724	$1,038
Portfolio turnover rate	4.66%	61.73%	49.84%	27.30%	29.19%	23.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.75	$12.92	$11.77
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.36	0.58
Net realized and unrealized gains (losses)	0.36	0.33	1.17
Total from investment operations	0.42	0.69	1.75
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.01)	(0.28)	(0.19)
Net realized gains	(0.23)	(0.58)	(0.41)
Total distributions	(0.24)	(0.86)	(0.60)
Net asset value, end of period	$12.93	$12.75	$12.92

Total return[e]	3.22%	5.35%	15.09%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.39%	0.42%	0.49%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%	0.00%
Net investment income[d]	0.90%	2.11%	1.55%

Supplemental data
Net assets, end of period (000’s)	$18,037	$16,262	$2,532
Portfolio turnover rate	4.66%	61.73%	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.75	$12.93	$11.07	$10.17	$10.63	$9.39
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.26	0.18	0.18	0.17	0.23
Net realized and unrealized gains (losses)	0.37	0.41	2.28	0.91	(0.46)	1.19
Total from investment operations	0.43	0.67	2.46	1.09	(0.29)	1.42
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.27)	(0.19)	(0.19)	(0.17)	(0.18)
Net realized gains	(0.23)	(0.58)	(0.41)	(—)[d]	—	—
Total distributions	(0.24)	(0.85)	(0.60)	(0.19)	(0.17)	(0.18)
Net asset value, end of period	$12.94	$12.75	$12.93	$11.07	$10.17	$10.63

Total return[e]	3.30%	5.22%	22.43%	10.79%	(2.69)%	15.09%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.56%	0.61%	0.64%	0.53%	0.67%	0.82%
Expenses net of waiver and payments by
affiliates[g]	0.05%	0.05%	0.08%	0.15%	0.15%	0.15%
Net investment income[c]	0.85%	2.06%	1.47%	1.75%	1.74%	2.36%

Supplemental data
Net assets, end of period (000’s)	$3,834	$2,182	$1,815	$1,077	$817	$840
Portfolio turnover rate	4.66%	61.73%	49.84%	27.30%	29.19%	23.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.71% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.4%
Alternative Strategies 6.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	563,739	$6,223,680
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	112,156	813,129
		7,036,809
Domestic Equity 52.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	9,485	1,950,283
[a,b]Franklin DynaTech Fund, Class R6	135,773	6,875,540
[a]Franklin Focused Core Equity Fund, Class R6	419,774	6,498,102
[a]Franklin Growth Fund, Class R6	107,077	8,272,772
[a,b]Franklin Growth Opportunities Fund, Class R6	129,516	4,610,754
[a]Franklin Real Estate Securities Fund, Class R6	47,514	974,994
[a]Franklin Rising Dividends Fund, Class R6	166,592	8,601,164
[a,b]Franklin Small Cap Growth Fund, Class R6	134,038	2,834,903
[a]Franklin Utilities Fund, Class R6	198,933	3,170,999
iShares Core S&P 500 ETF	30,185	6,254,936
iShares S&P 500 Value ETF	45,300	4,177,113
		54,221,560
Domestic Fixed Income 5.8%
[a]Franklin Low Duration Total Return Fund, Class R6	354,872	3,555,815
[a]Franklin Short Duration U.S. Government ETF	2,216	219,322
[a]Franklin Strategic Income Fund, Class R6	127,754	1,257,101
iShares Intermediate Credit Bond ETF	8,405	914,968
		5,947,206
Foreign Equity 27.7%
[a]Franklin International Growth Fund, Class R6	231,290	2,611,261
[a]Franklin International Small Cap Growth Fund, Class R6	379,482	7,430,258
[a]Franklin Mutual International Fund, Class R6	379,925	5,866,046
iShares Global Infrastructure ETF	42,236	1,716,048
iShares MSCI All Country Asia ex Japan ETF	22,147	1,395,261
[a]Templeton China World Fund, Class R6	50,485	1,668,515
[a]Templeton Foreign Fund, Class R6	385,273	2,777,819
[a]Templeton Frontier Markets Fund, Class R6	162,097	2,262,874
WisdomTree Japan Hedged Equity Fund ETF (Japan)	49,315	2,820,818
		28,548,900
Foreign Fixed Income 5.4%
[a]Franklin Emerging Market Debt Opportunities Fund	64,834	702,156
[a]Templeton Global Total Return Fund, Class R6	397,510	4,885,401
		5,587,557
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $89,321,270)		101,342,032

100 | Semiannual Report

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $1,365,475) 1.3%
Money Market Funds 1.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,365,475	$1,365,475
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $90,686,745) 99.7%		102,707,507
Other Assets, less Liabilities 0.3%		310,811
Net Assets 100.0%		$103,018,318

See Abbreviations on page 165.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2040 Retirement Target Fund
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.58	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.24	0.11
Net realized and unrealized gains (losses)	0.35	0.39	1.18
Total from investment operations	0.38	0.63	1.29
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.18)	(0.10)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.24)	(0.10)
Net asset value, end of period	$11.81	$11.58	$11.19

Total return[f]	3.32%	5.67%	12.91%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.75%	3.25%	33.48%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.35%	0.25%
Net investment income[d]	0.48%	2.37%	1.98%

Supplemental data
Net assets, end of period (000’s)	$6,231	$2,891	$672
Portfolio turnover rate	8.63%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.52	$11.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.01)	0.17	0.08
Net realized and unrealized gains (losses)	0.34	0.39	1.16
Total from investment operations	0.33	0.56	1.24
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.13)	(0.09)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.19)	(0.09)
Net asset value, end of period	$11.70	$11.52	$11.15

Total return[f]	2.90%	5.03%	12.46%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.45%	3.95%	34.28%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%
Net investment income (loss)[d]	(0.22)%	1.67%	1.18%

Supplemental data
Net assets, end of period (000’s)	$1,259	$747	$60
Portfolio turnover rate	8.63%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.58	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.20	0.07
Net realized and unrealized gains (losses)	0.35	0.41	1.21
Total from investment operations	0.37	0.61	1.28
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.16)	(0.09)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.22)	(0.09)
Net asset value, end of period	$11.80	$11.58	$11.19

Total return[f]	3.23%	5.48%	12.81%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.95%	3.45%	33.78%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%
Net investment income[d]	0.28%	2.17%	1.68%

Supplemental data
Net assets, end of period (000’s)	$631	$37	$11
Portfolio turnover rate	8.63%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

104 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.61	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.33	0.10
Net realized and unrealized gains (losses)	0.35	0.35	1.20
Total from investment operations	0.40	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.21)	(0.10)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.27)	(0.10)
Net asset value, end of period	$11.86	$11.61	$11.20

Total return[f]	3.48%	6.13%	13.07%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.19%	2.55%	33.68%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%	0.00%
Net investment income[d]	0.83%	2.72%	2.23%

Supplemental data
Net assets, end of period (000’s)	$11,346	$10,154	$11
Portfolio turnover rate	8.63%	92.38%	16.27%

a For the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.61	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.20	0.10
Net realized and unrealized gains (losses)	0.35	0.48	1.20
Total from investment operations	0.39	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.21)	(0.10)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.27)	(0.10)
Net asset value, end of period	$11.85	$11.61	$11.20

Total return[f]	3.39%	6.08%	13.04%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.45%	2.95%	33.28%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%
Net investment income[d]	0.78%	2.67%	2.18%

Supplemental data
Net assets, end of period (000’s)	$25	$23	$23
Portfolio turnover rate	8.63%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.6%
Alternative Strategies 6.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	107,955	$1,191,831
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	21,043	152,560
		1,344,391
Domestic Equity 54.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,584	325,694
[a,b]Franklin DynaTech Fund, Class R6	29,602	1,499,065
[a]Franklin Focused Core Equity Fund, Class R6	82,070	1,270,447
[a]Franklin Growth Fund, Class R6	24,827	1,918,162
[a,b]Franklin Growth Opportunities Fund, Class R6	25,785	917,944
[a]Franklin Real Estate Securities Fund, Class R6	8,583	176,119
[a]Franklin Rising Dividends Fund, Class R6	28,108	1,451,203
[a,b]Franklin Small Cap Growth Fund, Class R6	25,940	548,625
[a]Franklin Utilities Fund, Class R6	37,952	604,953
iShares Core S&P 500 ETF	5,614	1,163,333
iShares S&P 500 Value ETF	8,890	819,747
		10,695,292
Domestic Fixed Income 3.8%
[a]Franklin Low Duration Total Return Fund, Class R6	45,300	453,904
[a]Franklin Short Duration U.S. Government ETF	262	25,931
[a]Franklin Strategic Income Fund, Class R6	16,154	158,960
iShares Intermediate Credit Bond ETF	928	101,022
		739,817
Foreign Equity 29.4%
[a]Franklin International Growth Fund, Class R6	44,284	499,963
[a]Franklin International Small Cap Growth Fund, Class R6	75,686	1,481,926
[a]Franklin Mutual International Fund, Class R6	76,940	1,187,958
iShares Global Infrastructure ETF	6,842	277,990
iShares MSCI All Country Asia ex Japan ETF	4,832	304,416
[a]Templeton China World Fund, Class R6	10,430	344,698
[a]Templeton Foreign Fund, Class R6	76,799	553,722
[a]Templeton Frontier Markets Fund, Class R6	33,370	465,841
WisdomTree Japan Hedged Equity Fund ETF (Japan)	10,812	618,446
		5,734,960
Foreign Fixed Income 3.6%
[a]Franklin Emerging Market Debt Opportunities Fund	7,876	85,302
[a]Templeton Global Total Return Fund, Class R6	50,323	618,464
		703,766
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $18,975,578)		19,218,226

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Semiannual Report | 107

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $277,533) 1.4%
Money Market Funds 1.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	277,533	$277,533
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $19,253,111) 100.0%		19,495,759
Other Assets, less Liabilities (0.0)%†		(4,450)
Net Assets 100.0%		$19,491,309

See Abbreviations on page 165.

†Rounds to less than 0.1% of net assets.
aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2045 Retirement Target Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.70	$12.88	$10.92	$10.01	$10.44	$9.13
Income from investment operations[a]:
Net investment income[b,c]	0.03	0.20	0.13	0.15	0.15	0.16
Net realized and unrealized gains (losses)	0.37	0.43	2.36	0.91	(0.44)	1.29
Total from investment operations	0.40	0.63	2.49	1.06	(0.29)	1.45
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.22)	(0.15)	(0.15)	(0.14)	(0.14)
Net realized gains	(0.24)	(0.59)	(0.38)	—	—	—
Total distributions	(0.25)	(0.81)	(0.53)	(0.15)	(0.14)	(0.14)
Net asset value, end of period	$12.85	$12.70	$12.88	$10.92	$10.01	$10.44

Total return[d]	3.11%	4.94%	23.07%	10.61%	(2.81)%	15.92%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.04%	1.11%	1.16%	1.05%	1.30%	1.56%
Expenses net of waiver and payments by
affiliates[f]	0.35%	0.35%	0.38%	0.45%	0.45%	0.45%
Net investment income[c]	0.46%	1.57%	1.08%	1.41%	1.43%	1.80%

Supplemental data
Net assets, end of period (000’s)	$38,256	$34,259	$27,991	$20,765	$14,762	$10,090
Portfolio turnover rate	4.21%	65.20%	44.44%	32.47%	34.66%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.42	$12.63	$10.73	$9.84	$10.28	$9.01
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.02)	0.11	0.04	0.07	0.07	0.11
Net realized and unrealized gains (losses)	0.38	0.41	2.31	0.90	(0.43)	1.25
Total from investment operations	0.36	0.52	2.35	0.97	(0.36)	1.36
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.14)	(0.07)	(0.08)	(0.08)	(0.09)
Net realized gains	(0.24)	(0.59)	(0.38)	—	—	—
Total distributions	(0.25)	(0.73)	(0.45)	(0.08)	(0.08)	(0.09)
Net asset value, end of period	$12.53	$12.42	$12.63	$10.73	$9.84	$10.28

Total return[d]	2.86%	4.15%	22.20%	9.85%	(3.54)%	15.13%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.74%	1.81%	1.86%	1.74%	2.00%	2.26%
Expenses net of waiver and payments by
affiliates[f]	1.05%	1.05%	1.08%	1.14%	1.15%	1.15%
Net investment income (loss)[c]	(0.24)%	0.87%	0.38%	0.72%	0.73%	1.10%

Supplemental data
Net assets, end of period (000’s)	$13,005	$11,785	$9,484	$6,680	$5,869	$4,157
Portfolio turnover rate	4.21%	65.20%	44.44%	32.47%	34.66%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.66	$12.82	$10.88	$9.99	$10.42	$9.12
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.14	0.10	0.16	0.12	0.16
Net realized and unrealized gains (losses)	0.37	0.47	2.35	0.87	(0.43)	1.27
Total from investment operations	0.39	0.61	2.45	1.03	(0.31)	1.43
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.18)	(0.13)	(0.14)	(0.12)	(0.13)
Net realized gains	(0.24)	(0.59)	(0.38)	—	—	—
Total distributions	(0.25)	(0.77)	(0.51)	(0.14)	(0.12)	(0.13)
Net asset value, end of period	$12.80	$12.66	$12.82	$10.88	$9.99	$10.42

Total return[d]	3.04%	4.75%	22.76%	10.35%	(3.01)%	15.66%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.24%	1.31%	1.36%	1.25%	1.50%	1.76%
Expenses net of waiver and payments by
affiliates[f]	0.55%	0.55%	0.58%	0.65%	0.65%	0.65%
Net investment income[c]	0.26%	1.37%	0.88%	1.21%	1.23%	1.60%

Supplemental data
Net assets, end of period (000’s)	$3,905	$3,474	$4,564	$3,336	$860	$663
Portfolio turnover rate	4.21%	65.20%	44.44%	32.47%	34.66%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.77	$12.95	$11.67
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.33	0.60
Net realized and unrealized gains (losses)	0.38	0.35	1.24
Total from investment operations	0.43	0.68	1.84
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.01)	(0.27)	(0.18)
Net realized gains	(0.24)	(0.59)	(0.38)
Total distributions	(0.25)	(0.86)	(0.56)
Net asset value, end of period	$12.95	$12.77	$12.95

Total return[e]	3.33%	5.24%	16.08%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.46%	0.51%	0.60%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%	0.00%
Net investment income[d]	0.81%	1.92%	1.46%

Supplemental data
Net assets, end of period (000’s)	$10,053	$8,987	$1,718
Portfolio turnover rate	4.21%	65.20%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.76	$12.94	$10.96	$10.05	$10.48	$9.16
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.24	0.17	0.16	0.17	0.25
Net realized and unrealized gains (losses)	0.38	0.43	2.37	0.93	(0.44)	1.24
Total from investment operations	0.43	0.67	2.54	1.09	(0.27)	1.49
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.26)	(0.18)	(0.18)	(0.16)	(0.17)
Net realized gains	(0.24)	(0.59)	(0.38)	—	—	—
Total distributions	(0.25)	(0.85)	(0.56)	(0.18)	(0.16)	(0.17)
Net asset value, end of period	$12.94	$12.76	$12.94	$10.96	$10.05	$10.48

Total return[d]	3.33%	5.20%	23.48%	10.86%	(2.55)%	16.26%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.74%	0.81%	0.86%	0.75%	1.00%	1.26%
Expenses net of waiver and payments by
affiliates[f]	0.05%	0.05%	0.08%	0.15%	0.15%	0.15%
Net investment income[c]	0.76%	1.87%	1.38%	1.71%	1.73%	2.10%

Supplemental data
Net assets, end of period (000’s)	$1,657	$1,576	$1,188	$709	$642	$499
Portfolio turnover rate	4.21%	65.20%	44.44%	32.47%	34.66%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.7%
Alternative Strategies 6.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	363,986	$4,018,409
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	74,055	536,896
		4,555,305
Domestic Equity 54.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	5,924	1,218,107
[a,b]Franklin DynaTech Fund, Class R6	98,856	5,006,088
[a]Franklin Focused Core Equity Fund, Class R6	275,737	4,268,416
[a]Franklin Growth Fund, Class R6	75,865	5,861,346
[a,b]Franklin Growth Opportunities Fund, Class R6	69,876	2,487,573
[a]Franklin Real Estate Securities Fund, Class R6	25,278	518,714
[a]Franklin Rising Dividends Fund, Class R6	119,172	6,152,843
[a,b]Franklin Small Cap Growth Fund, Class R6	89,532	1,893,600
[a]Franklin Utilities Fund, Class R6	137,333	2,189,082
iShares Core S&P 500 ETF	19,394	4,018,825
iShares S&P 500 Value ETF	27,700	2,554,217
		36,168,811
Domestic Fixed Income 4.2%
[a]Franklin Low Duration Total Return Fund, Class R6	170,414	1,707,544
[a]Franklin Short Duration U.S. Government ETF	1,071	105,999
[a]Franklin Strategic Income Fund, Class R6	58,188	572,569
iShares Intermediate Credit Bond ETF	3,720	404,959
		2,791,071
Foreign Equity 29.7%
[a]Franklin International Growth Fund, Class R6	154,381	1,742,957
[a]Franklin International Small Cap Growth Fund, Class R6	257,010	5,032,265
[a]Franklin Mutual International Fund, Class R6	259,007	3,999,072
iShares Global Infrastructure ETF	29,875	1,213,821
iShares MSCI All Country Asia ex Japan ETF	15,512	977,256
[a]Templeton China World Fund, Class R6	36,822	1,216,970
[a]Templeton Foreign Fund, Class R6	316,320	2,280,669
[a]Templeton Frontier Markets Fund, Class R6	107,583	1,501,855
WisdomTree Japan Hedged Equity Fund ETF (Japan)	33,495	1,915,914
		19,880,779
Foreign Fixed Income 3.9%
[a]Franklin Emerging Market Debt Opportunities Fund	29,285	317,157
[a]Templeton Global Total Return Fund, Class R6	184,757	2,270,665
		2,587,822
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $57,726,634)		65,983,788

114 | Semiannual Report

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $610,014) 0.9%
Money Market Funds 0.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	610,014	$610,014
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $58,336,648) 99.6%		66,593,802
Other Assets, less Liabilities 0.4%		281,683
Net Assets 100.0%		$66,875,485

See Abbreviations on page 165.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2050 Retirement Target Fund
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.62	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.22	0.10
Net realized and unrealized gains (losses)	0.35	0.43	1.21
Total from investment operations	0.38	0.65	1.31
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.18)	(0.10)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.16)	(0.24)	(0.10)
Net asset value, end of period	$11.84	$11.62	$11.21

Total return[f]	3.23%	5.80%	13.14%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.31%	4.12%	34.22%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.35%	0.23%
Net investment income[d]	0.44%	2.21%	1.88%

Supplemental data
Net assets, end of period (000’s)	$4,282	$2,318	$512
Portfolio turnover rate	4.69%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

116 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.56	$11.18	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.02)	0.15	0.09
Net realized and unrealized gains (losses)	0.36	0.42	1.18
Total from investment operations	0.34	0.57	1.27
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.13)	(0.09)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.16)	(0.19)	(0.09)
Net asset value, end of period	$11.74	$11.56	$11.18

Total return[f]	2.91%	5.03%	12.82%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	3.01%	4.82%	35.04%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%
Net investment income (loss)[d]	(0.26)%	1.51%	1.06%

Supplemental data
Net assets, end of period (000’s)	$1,831	$943	$82
Portfolio turnover rate	4.69%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.18	0.06
Net realized and unrealized gains (losses)	0.35	0.45	1.24
Total from investment operations	0.37	0.63	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.15)	(0.09)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.16)	(0.21)	(0.09)
Net asset value, end of period	$11.84	$11.63	$11.21

Total return[f]	3.15%	5.67%	13.02%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.51%	4.32%	34.54%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%
Net investment income[d]	0.24%	2.01%	1.56%

Supplemental data
Net assets, end of period (000’s)	$664	$33	$11
Portfolio turnover rate	4.69%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

118 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.65	$11.23	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.32	0.09
Net realized and unrealized gains (losses)	0.35	0.37	1.25
Total from investment operations	0.40	0.69	1.34
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.21)	(0.11)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.16)	(0.27)	(0.11)
Net asset value, end of period	$11.89	$11.65	$11.23

Total return[f]	3.40%	6.16%	13.39%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.51%	3.22%	34.36%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%	0.00%
Net investment income[d]	0.79%	2.56%	2.11%

Supplemental data
Net assets, end of period (000’s)	$7,595	$6,348	$11
Portfolio turnover rate	4.69%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.65	$11.22	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.23	0.10
Net realized and unrealized gains (losses)	0.36	0.47	1.23
Total from investment operations	0.40	0.70	1.33
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(—)[e]	(0.21)	(0.11)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.16)	(0.27)	(0.11)
Net asset value, end of period	$11.89	$11.65	$11.22

Total return[f]	3.40%	6.22%	13.26%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.01%	3.82%	34.04%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%
Net investment income[d]	0.74%	2.51%	2.06%

Supplemental data
Net assets, end of period (000’s)	$392	$327	$75
Portfolio turnover rate	4.69%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.72% for the period ended June 30, 2015.

120 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 97.8%
Alternative Strategies 7.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	83,465	$921,460
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	17,195	124,667
		1,046,127
Domestic Equity 54.3%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,085	223,111
[a,b]Franklin DynaTech Fund, Class R6	22,794	1,154,279
[a]Franklin Focused Core Equity Fund, Class R6	63,537	983,547
[a]Franklin Growth Fund, Class R6	20,418	1,577,479
[a,b]Franklin Growth Opportunities Fund, Class R6	16,081	572,479
[a]Franklin Real Estate Securities Fund, Class R6	5,674	116,431
[a]Franklin Rising Dividends Fund, Class R6	22,719	1,172,994
[a,b]Franklin Small Cap Growth Fund, Class R6	15,793	334,030
[a]Franklin Utilities Fund, Class R6	29,771	474,553
iShares Core S&P 500 ETF	4,355	902,443
iShares S&P 500 Value ETF	5,485	505,772
		8,017,118
Domestic Fixed Income 3.7%
[a]Franklin Low Duration Total Return Fund, Class R6	32,970	330,362
[a]Franklin Short Duration U.S. Government ETF	232	22,961
[a]Franklin Strategic Income Fund, Class R6	13,472	132,561
iShares Intermediate Credit Bond ETF	625	68,037
		553,921
Foreign Equity 29.4%
[a]Franklin International Growth Fund, Class R6	26,834	302,956
[a]Franklin International Small Cap Growth Fund, Class R6	58,144	1,138,451
[a]Franklin Mutual International Fund, Class R6	59,094	912,415
iShares Global Infrastructure ETF	5,443	221,149
iShares MSCI All Country Asia ex Japan ETF	3,832	241,416
[a]Templeton China World Fund, Class R6	5,938	196,238
[a]Templeton Foreign Fund, Class R6	73,900	532,818
[a]Templeton Frontier Markets Fund, Class R6	24,068	335,989
WisdomTree Japan Hedged Equity Fund ETF (Japan)	7,944	454,397
		4,335,829
Foreign Fixed Income 3.3%
[a]Franklin Emerging Market Debt Opportunities Fund	5,636	61,035
[a]Templeton Global Total Return Fund, Class R6	35,037	430,600
		491,635
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $14,182,616)		14,444,630

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $196,940) 1.4%
Money Market Funds 1.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	196,940	$196,940
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $14,379,556) 99.2%		14,641,570
Other Assets, less Liabilities 0.8%		122,438
Net Assets 100.0%		$14,764,008

See Abbreviations on page 165.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2055 Retirement Target Fund
Period Ended
June 30, 2015[a]
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.01
Net realized and unrealized gains (losses)	(0.12)
Total from investment operations	(0.11)
Less distributions from net investment income	(—)[e]
Net asset value, end of period	$9.89

Total return[f]	(1.05)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	8.13%[i]
Expenses net of waiver and payments by affiliates[h]	0.35%
Net investment income[d]	0.82%

Supplemental data
Net assets, end of period (000’s)	$992
Portfolio turnover rate	4.92%

aFor the period May 1, 2015 (commencement of operations) to June 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended June 30, 2015.
iRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Period Ended
June 30, 2015[a]
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	—[e]
Net realized and unrealized gains (losses)	(0.12)
Total from investment operations	(0.12)
Less distributions from net investment income	(—)[e]
Net asset value, end of period	$9.88

Total return[f]	(1.16)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	8.83%[i]
Expenses net of waiver and payments by affiliates[h]	1.05%
Net investment income[d]	0.12%

Supplemental data
Net assets, end of period (000’s)	$33
Portfolio turnover rate	4.92%

aFor the period May 1, 2015 (commencement of operations) to June 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended June 30, 2015.
iRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

124 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Period Ended
June 30, 2015[a]
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.01
Net realized and unrealized gains (losses)	(0.12)
Total from investment operations	(0.11)
Less distributions from net investment income	(—)[e]
Net asset value, end of period	$9.89

Total return[f]	(1.06)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	8.33%[i]
Expenses net of waiver and payments by affiliates[h]	0.55%
Net investment income[d]	0.62%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	4.92%

aFor the period May 1, 2015 (commencement of operations) to June 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended June 30, 2015.
iRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Period Ended
June 30, 2015[a]
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02
Net realized and unrealized gains (losses)	(0.12)
Total from investment operations	(0.10)
Less distributions from net investment income	(0.01)
Net asset value, end of period	$9.89

Total return[e]	(1.05)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	7.33%[h]
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	1.17%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	4.92%

aFor the period May 1, 2015 (commencement of operations) to June 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended June 30, 2015.
hRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

126 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Period Ended
June 30, 2015[a]
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02
Net realized and unrealized gains (losses)	(0.13)
Total from investment operations	(0.11)
Less distributions from net investment income	(—)[e]
Net asset value, end of period	$9.89

Total return[f]	(1.05)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	7.83%[i]
Expenses net of waiver and payments by affiliates[h]	0.05%
Net investment income[d]	1.12%

Supplemental data
Net assets, end of period (000’s)	$11
Portfolio turnover rate	4.92%

aFor the period May 1, 2015 (commencement of operations) to June 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended June 30, 2015.
iRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin LifeSmart 2055 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 94.8%
Alternative Strategies 6.4%
[a]Franklin K2 Alternative Strategies Fund, Class R6	5,352	$59,086
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,197	8,680
		67,766
Domestic Equity 53.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	75	15,400
[a,b]Franklin DynaTech Fund, Class R6	1,598	80,937
[a]Franklin Focused Core Equity Fund, Class R6	4,450	68,885
[a]Franklin Growth Fund, Class R6	1,434	110,773
[a,b]Franklin Growth Opportunities Fund, Class R6	1,124	39,997
[a]Franklin Real Estate Securities Fund, Class R6	399	8,179
[a]Franklin Rising Dividends Fund, Class R6	1,590	82,104
[a,b]Franklin Small Cap Growth Fund, Class R6	1,111	23,492
[a]Franklin Utilities Fund, Class R6	2,099	33,463
iShares Core S&P 500 ETF	286	59,265
iShares S&P 500 Value ETF	404	37,253
		559,748
Domestic Fixed Income 3.4%
[a]Franklin Low Duration Total Return Fund, Class R6	2,056	20,601
[a]Franklin Short Duration U.S. Government ETF	20	1,979
[a]Franklin Strategic Income Fund, Class R6	841	8,274
iShares Intermediate Credit Bond ETF	48	5,225
		36,079
Foreign Equity 29.1%
[a]Franklin International Growth Fund, Class R6	1,841	20,782
[a]Franklin International Small Cap Growth Fund, Class R6	4,138	81,016
[a]Franklin Mutual International Fund, Class R6	4,174	64,442
iShares Global Infrastructure ETF	392	15,927
iShares MSCI All Country Asia ex Japan ETF	231	14,553
[a]Templeton China World Fund, Class R6	421	13,923
[a]Templeton Foreign Fund, Class R6	5,237	37,761
[a]Templeton Frontier Markets Fund, Class R6	1,699	23,722
WisdomTree Japan Hedged Equity Fund ETF (Japan)	626	35,807
		307,933
Foreign Fixed Income 2.9%
[a]Franklin Emerging Market Debt Opportunities Fund	349	3,777
[a]Templeton Global Total Return Fund, Class R6	2,193	26,947
		30,724
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,015,715)		1,002,250

128 | Semiannual Report

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $46,144) 4.4%
Money Market Funds 4.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	46,144	$46,144
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,061,859) 99.2%		1,048,394
Other Assets, less Liabilities 0.8%		8,324
Net Assets 100.0%		$1,056,718

See Abbreviations on page 165.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement
	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$67,351,013	$22,492,570	$94,624,612
Cost - Exchange traded funds	11,355,617	3,840,644	19,035,048
Total cost of investments	$78,706,630	$26,333,214	$113,659,660
Value - Underlying Funds (Note 3f)	$70,171,838	$22,449,805	$106,560,326
Value - Exchange traded funds	12,172,133	3,940,144	20,990,753
Total value of investments	82,343,971	26,389,949	127,551,079
Receivables:
Investment securities sold	141,186	32,580	76,027
Capital shares sold	571,594	237,027	347,905
Dividends	3,435	1,999	10,619
Affiliates	29,951	35,909	32,991
Other assets	34	8	51
Total assets	83,090,171	26,697,472	128,018,672
Liabilities:
Payables:
Investment securities purchased	148,556	29,711	89,134
Capital shares redeemed	102,702	4,648	341,320
Distribution fees	63,689	13,428	92,910
Transfer agent fees	9,102	553	16,376
Reports to shareholders	11,438	2,969	14,401
Professional fees	11,921	13,340	12,458
Registration and filing fees	—	5,534	—
Accrued expenses and other liabilities	1,860	451	1,801
Total liabilities	349,268	70,634	568,400
Net assets, at value	$82,740,903	$26,626,838	$127,450,272
Net assets consist of:
Paid-in capital	$79,222,518	$26,640,577	$113,023,944
Undistributed net investment income	70,381	22,916	406,419
Net unrealized appreciation (depreciation)	3,637,341	56,735	13,891,419
Accumulated net realized gain (loss)	(189,337)	(93,390)	128,490
Net assets, at value	$82,740,903	$26,626,838	$127,450,272

130 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement
	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$48,272,284	$14,025,580	$72,969,892
Shares outstanding	4,161,865	1,247,018	5,835,049
Net asset value per share[a]	$11.60	$11.25	$12.51
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$12.31	$11.94	$13.27
Class C:
Net assets, at value	$21,998,837	$4,468,958	$30,186,491
Shares outstanding	1,917,388	399,524	2,458,444
Net asset value and maximum offering price per share[a]	$11.47	$11.19	$12.28
Class R:
Net assets, at value	$3,790,504	$574,857	$5,739,533
Shares outstanding	327,928	51,217	461,217
Net asset value and maximum offering price per share	$11.56	$11.22	$12.44
Class R6:
Net assets, at value	$5,766,502	$7,325,036	$14,534,763
Shares outstanding	495,065	649,842	1,157,376
Net asset value and maximum offering price per share	$11.65	$11.27	$12.56
Advisor Class:
Net assets, at value	$2,912,776	$232,407	$4,019,593
Shares outstanding	250,266	20,621	320,312
Net asset value and maximum offering price per share	$11.64	$11.27	$12.55

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	131

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$22,043,616	$74,983,493	$16,052,275
Cost - Exchange traded funds	3,950,476	15,703,252	3,200,836
Total cost of investments	$25,994,092	$90,686,745	$19,253,111
Value - Underlying Funds (Note 3f)	$22,228,459	$85,428,363	$16,210,805
Value - Exchange traded funds	4,102,531	17,279,144	3,284,954
Total value of investments	26,330,990	102,707,507	19,495,759
Receivables:
Investment securities sold	10,876	54,292	—
Capital shares sold	169,357	430,878	161,237
Dividends	2,721	8,906	1,950
Affiliates	35,366	31,254	32,698
Other assets	8	40	6
Total assets	26,549,318	103,232,877	19,691,650
Liabilities:
Payables:
Investment securities purchased	9,908	39,613	—
Capital shares redeemed	6,198	70,403	176,354
Distribution fees	9,886	68,682	5,549
Transfer agent fees	—	12,232	273
Reports to shareholders	13	10,209	—
Professional fees	12,678	11,678	12,523
Registration and filing fees	5,454	—	5,465
Accrued expenses and other liabilities	83	1,742	177
Total liabilities	44,220	214,559	200,341
Net assets, at value	$26,505,098	$103,018,318	$19,491,309
Net assets consist of:
Paid-in capital	$26,280,557	$90,865,713	$19,230,143
Undistributed net investment income	86,464	229,872	56,026
Net unrealized appreciation (depreciation)	336,898	12,020,762	242,648
Accumulated net realized gain (loss)	(198,821)	(98,029)	(37,508)
Net assets, at value	$26,505,098	$103,018,318	$19,491,309

132 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$9,922,792	$54,879,305	$6,231,095
Shares outstanding	851,942	4,276,678	527,634
Net asset value per share[a]	$11.65	$12.83	$11.81
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$12.36	$13.61	$12.53
Class C:
Net assets, at value	$2,945,639	$21,093,936	$1,258,686
Shares outstanding	255,432	1,682,644	107,558
Net asset value and maximum offering price per share[a]	$11.53	$12.54	$11.70
Class R:
Net assets, at value	$804,940	$5,173,642	$630,749
Shares outstanding	69,238	404,002	53,458
Net asset value and maximum offering price per share	$11.63	$12.81	$11.80
Class R6:
Net assets, at value	$12,723,591	$18,036,986	$11,345,522
Shares outstanding	1,088,288	1,394,848	957,005
Net asset value and maximum offering price per share	$11.69	$12.93	$11.86
Advisor Class:
Net assets, at value	$108,136	$3,834,449	$25,257
Shares outstanding	9,256	296,425	2,131
Net asset value and maximum offering price per share	$11.68	$12.94	$11.85

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$48,309,141	$12,064,140	$892,361
Cost - Exchange traded funds	10,027,507	2,315,416	169,498
Total cost of investments	$58,336,648	$14,379,556	$1,061,859
Value - Underlying Funds (Note 3f)	$55,508,810	$12,248,356	$880,364
Value - Exchange traded funds	11,084,992	2,393,214	168,030
Total value of investments	66,593,802	14,641,570	1,048,394
Cash	—	—	460
Receivables:
Investment securities sold	10,868	10,836	—
Capital shares sold	335,184	111,353	19,690
Dividends	6,361	1,550	61
Affiliates	48,296	33,758	14,738
Other assets	26	6	—
Total assets	66,994,537	14,799,073	1,083,343
Liabilities:
Payables:
Investment securities purchased	9,902	9,908	—
Capital shares redeemed	31,067	228	—
Distribution fees	44,471	5,920	505
Transfer agent fees	10,954	—	59
Reports to shareholders	9,262	449	2,364
Professional fees	11,787	12,701	6,114
Registration and filing fees	—	5,463	—
Offering costs	—	—	17,380
Accrued expenses and other liabilities	1,609	396	203
Total liabilities	119,052	35,065	26,625
Net assets, at value	$66,875,485	$14,764,008	$1,056,718
Net assets consist of:
Paid-in capital	$58,505,366	$14,525,222	$1,068,443
Undistributed net investment income	118,824	34,712	923
Net unrealized appreciation (depreciation)	8,257,154	262,014	(13,465)
Accumulated net realized gain (loss)	(5,859)	(57,940)	817
Net assets, at value	$66,875,485	$14,764,008	$1,056,718

134 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$38,255,955	$4,282,021	$992,201
Shares outstanding	2,975,979	361,588	100,329
Net asset value per share[a]	$12.85	$11.84	$9.89
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$13.63	$12.56	$10.49
Class C:
Net assets, at value	$13,004,633	$1,830,644	$33,286
Shares outstanding	1,038,156	155,938	3,370
Net asset value and maximum offering price per share[a]	$12.53	$11.74	$9.88
Class R:
Net assets, at value	$3,905,091	$664,403	$9,885
Shares outstanding	305,040	56,137	1,000
Net asset value and maximum offering price per share	$12.80	$11.84	$9.89
Class R6:
Net assets, at value	$10,052,967	$7,594,550	$9,895
Shares outstanding	776,174	638,561	1,000
Net asset value and maximum offering price per share	$12.95	$11.89	$9.89	[b]
Advisor Class:
Net assets, at value	$1,656,839	$392,390	$11,451
Shares outstanding	128,016	32,995	1,157
Net asset value and maximum offering price per share	$12.94	$11.89	$9.89	[b]

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.
bNet asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement
	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$683,912	$122,945	$492,491
Exchange traded funds	126,653	34,301	210,131
Total investment income	810,565	157,246	702,622
Expenses:
Asset allocation fees (Note 3a)	101,466	26,546	155,581
Distribution fees: (Note 3c)
Class A	72,699	14,843	106,804
Class C	107,380	16,513	146,932
Class R	8,065	673	13,879
Transfer agent fees: (Note 3e)
Class A	26,682	5,724	47,495
Class C	12,101	1,890	19,749
Class R	1,794	154	3,703
Class R6	80	90	100
Advisor Class	1,241	119	2,396
Custodian fees (Note 4)	38	10	88
Reports to shareholders	10,930	1,841	15,452
Registration and filing fees	43,193	68,788	43,267
Professional fees	12,410	13,522	13,089
Trustees’ fees and expenses	278	—	383
Other	2,023	508	2,148
Total expenses	400,380	151,221	571,066
Expense reductions (Note 4)	—	(9)	—
Expenses waived/paid by affiliates (Notes 3f and 3g)	(193,454)	(115,735)	(275,965)
Net expenses	206,926	35,477	295,101
Net investment income	603,639	121,769	407,521
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	87,782	(44,945)	336,650
Exchange traded funds	5,307	16,077	(857)
Net realized gain (loss)	93,089	(28,868)	335,793
Net change in unrealized appreciation (depreciation) on investments	511,802	267,070	2,623,032
Net realized and unrealized gain (loss)	604,891	238,202	2,958,825
Net increase (decrease) in net assets resulting from operations	$1,208,530	$359,971	$3,366,346

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$74,540	$277,711	$41,702
Exchange traded funds	38,368	170,290	29,247
Total investment income	112,908	448,001	70,949
Expenses:
Asset allocation fees (Note 3a)	28,248	124,406	21,329
Distribution fees: (Note 3c)
Class A	11,002	80,037	7,114
Class C	11,874	104,611	4,992
Class R	890	12,642	1,169
Transfer agent fees: (Note 3e)
Class A	6,809	45,118	6,080
Class C	2,211	17,693	1,282
Class R	331	4,276	600
Class R6	78	71	98
Advisor Class	98	2,568	32
Custodian fees (Note 4)	28	69	8
Reports to shareholders	2,612	13,796	2,324
Registration and filing fees	67,152	41,127	64,914
Professional fees	13,107	12,371	13,025
Trustees’ fees and expenses	—	293	—
Other	198	2,067	494
Total expenses	144,638	461,145	123,461
Expense reductions (Note 4)	(8)	—	(6)
Expenses waived/paid by affiliates (Notes 3f and 3g)	(118,321)	(243,257)	(108,619)
Net expenses	26,309	217,888	14,836
Net investment income	86,599	230,113	56,113
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	(111,257)	201,493	(8,916)
Exchange traded funds	2,042	(119)	10,990
Net realized gain (loss)	(109,215)	201,374	2,074
Net change in unrealized appreciation (depreciation) on investments	580,025	2,453,149	420,970
Net realized and unrealized gain (loss)	470,810	2,654,523	423,044
Net increase (decrease) in net assets resulting from operations	$557,409	$2,884,636	$479,157

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund[a]
Investment income:
Dividends:
Underlying Funds (Note 3f)	$150,646	$29,008	$930
Exchange traded funds	108,413	21,562	1,057
Total investment income	259,059	50,570	1,987
Expenses:
Asset allocation fees (Note 3a)	80,126	16,052	417
Distribution fees: (Note 3c)
Class A	55,163	4,632	480
Class C	61,769	8,705	17
Class R	9,356	1,080	8
Transfer agent fees: (Note 3e)
Class A	51,287	7,722	805
Class C	17,319	4,357	8
Class R	5,217	1,082	8
Class R6	86	91	—
Advisor Class	2,273	920	9
Custodian fees (Note 4)	43	6	—
Reports to shareholders	12,806	2,760	2,364
Registration and filing fees	40,218	64,994	416
Professional fees	12,991	13,087	6,114
Trustees’ fees and expenses	98	—	—
Amortization of offering costs (Note 1d)	—	—	17,380
Other	1,947	513	213
Total expenses	350,699	126,001	28,239
Expenses waived/paid by affiliates (Notes 3f and 3g)	(210,768)	(110,154)	(27,651)
Net expenses	139,931	15,847	588
Net investment income	119,128	34,723	1,399
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	194,449	1,378	(4)
Exchange traded funds	656	(614)	821
Net realized gain (loss)	195,105	764	817
Net change in unrealized appreciation (depreciation) on investments	1,581,300	323,349	(13,465)
Net realized and unrealized gain (loss)	1,776,405	324,113	(12,648)
Net increase (decrease) in net assets resulting from operations	$1,895,533	$358,836	$(11,249)

aFor the period May 1, 2015 (commencement of operations) to June 30, 2015.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement Target Fund		2020 Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014	(unaudited)	December 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$603,639	$2,327,715	$121,769	$314,434
Net realized gain (loss)	93,089	4,250,438	(28,868)	223,246
Net change in unrealized appreciation
(depreciation)	511,802	(4,540,828)	267,070	(308,049)
Net increase (decrease) in net assets
resulting from operations	1,208,530	2,037,325	359,971	229,631
Distributions to shareholders from:
Net investment income:
Class A	(388,234)	(1,534,945)	(51,751)	(154,362)
Class C	(110,396)	(544,147)	(6,415)	(46,024)
Class R	(26,447)	(87,705)	(1,935)	(1,539)
Class R6	(55,996)	(183,415)	(40,694)	(148,729)
Advisor Class	(24,726)	(78,086)	(1,229)	(2,386)
Net realized gains:
Class A	(669,801)	(2,272,543)	(126,473)	(23,052)
Class C	(307,879)	(1,021,897)	(40,392)	(9,327)
Class R	(52,509)	(139,550)	(5,233)	(96)
Class R6	(79,617)	(252,497)	(66,359)	(85)
Advisor Class	(40,154)	(106,864)	(2,112)	(99)
Total distributions to shareholders	(1,755,759)	(6,221,649)	(342,593)	(385,699)
Capital share transactions: (Note 2)
Class A	460,835	6,170,569	6,784,664	5,113,177
Class C	955,926	1,876,090	1,858,413	2,358,837
Class R	996,959	693,679	502,166	70,138
Class R6	(920,606)	6,393,005	(126,508)	7,507,430
Advisor Class	753,576	(185,970)	132,719	59,654
Total capital share transactions	2,246,690	14,947,373	9,151,454	15,109,236
Net increase (decrease) in net
assets	1,699,461	10,763,049	9,168,832	14,953,168
Net assets:
Beginning of period	81,041,442	70,278,393	17,458,006	2,504,838
End of period	$82,740,903	$81,041,442	$26,626,838	$17,458,006
Undistributed net investment income included
in net assets:
End of period	$70,381	$72,541	$22,916	$3,171

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement Target Fund		2030 Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014	(unaudited)	December 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$407,521	$1,991,177	$86,599	$269,376
Net realized gain (loss)	335,793	6,825,214	(109,215)	324,712
Net change in unrealized appreciation
(depreciation)	2,623,032	(4,675,189)	580,025	(297,002)
Net increase (decrease) in net assets
resulting from operations	3,366,346	4,141,202	557,409	297,086
Distributions to shareholders from:
Net investment income:
Class A	(42,988)	(1,441,714)	(2,305)	(78,129)
Class C	(17,825)	(434,794)	(769)	(25,790)
Class R	(3,291)	(105,712)	(93)	(654)
Class R6	(8,697)	(250,682)	(4,005)	(215,145)
Advisor Class	(2,236)	(68,643)	(34)	(1,769)
Net realized gains:
Class A	(1,185,389)	(3,469,793)	(128,435)	(18,775)
Class C	(499,370)	(1,505,335)	(38,391)	(5,210)
Class R	(93,666)	(279,799)	(10,438)	(156)
Class R6	(238,783)	(484,097)	(164,477)	(7,475)
Advisor Class	(64,883)	(146,176)	(1,397)	(495)
Total distributions to shareholders	(2,157,128)	(8,186,745)	(350,344)	(353,598)
Capital share transactions: (Note 2)
Class A	4,378,653	11,229,371	4,837,969	3,759,369
Class C	1,267,468	4,410,269	990,224	1,816,743
Class R	325,924	694,943	774,074	—
Class R6	335,618	12,323,031	452,090	12,169,466
Advisor Class	1,181,669	419,109	5,330	16,324
Total capital share transactions	7,489,332	29,076,723	7,059,687	17,761,902
Net increase (decrease) in net
assets	8,698,550	25,031,180	7,266,752	17,705,390
Net assets:
Beginning of period	118,751,722	93,720,542	19,238,346	1,532,956
End of period	$127,450,272	$118,751,722	$26,505,098	$19,238,346
Undistributed net investment income included
in net assets:
End of period	$406,419	$73,935	$86,464	$7,071

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement Target Fund		2040 Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014	(unaudited)	December 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$230,113	$1,315,548	$56,113	$165,052
Net realized gain (loss)	201,374	4,614,128	2,074	257,493
Net change in unrealized appreciation
(depreciation)	2,453,149	(2,514,544)	420,970	(215,383)
Net increase (decrease) in net assets
resulting from operations	2,884,636	3,415,132	479,157	207,162
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds:
Class A	(32,417)	(895,972)	(658)	(42,238)
Class C	(13,035)	(236,163)	(150)	(7,930)
Class R	(3,108)	(72,060)	(85)	(489)
Class R6	(10,151)	(338,158)	(1,538)	(152,975)
Advisor Class	(1,789)	(44,614)	(4)	(417)
Net realized gains:
Class A	(951,109)	(2,136,291)	(82,422)	(7,502)
Class C	(373,616)	(871,981)	(16,073)	(2,598)
Class R	(90,233)	(200,136)	(8,186)	(117)
Class R6	(310,339)	(483,256)	(146,303)	(1,609)
Advisor Class	(65,833)	(93,256)	(328)	(115)
Total distributions to shareholders	(1,851,630)	(5,371,887)	(255,747)	(215,990)
Capital share transactions: (Note 2)
Class A	4,025,123	8,560,687	3,333,340	2,184,069
Class C	959,207	3,455,375	508,439	677,225
Class R	525,805	562,243	593,941	25,470
Class R6	1,568,097	14,399,417	978,599	10,197,181
Advisor Class	1,657,477	405,419	1,422	(535)
Total capital share transactions	8,735,709	27,383,141	5,415,741	13,083,410
Net increase (decrease) in net
assets	9,768,715	25,426,386	5,639,151	13,074,582
Net assets:
Beginning of period	93,249,603	67,823,217	13,852,158	777,576
End of period	$103,018,318	$93,249,603	$19,491,309	$13,852,158
Undistributed net investment income included
in net assets:
End of period	$229,872	$60,259	$56,026	$2,348

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement Target Fund		2050 Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014	(unaudited)	December 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$119,128	$771,302	$34,723	$116,813
Net realized gain (loss)	195,105	3,226,523	764	179,275
Net change in unrealized appreciation
(depreciation)	1,581,300	(1,699,413)	323,349	(100,101)
Net increase (decrease) in net assets
resulting from operations	1,895,533	2,298,412	358,836	195,987
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds:
Class A	(21,530)	(573,874)	(233)	(33,806)
Class C	(7,453)	(128,295)	(463)	(10,280)
Class R	(2,261)	(46,475)	(142)	(427)
Class R6	(5,512)	(177,480)	(1,873)	(96,340)
Advisor Class	(924)	(32,068)	(98)	(5,638)
Net realized gains:
Class A	(705,690)	(1,473,826)	(55,284)	(8,447)
Class C	(244,970)	(526,372)	(23,832)	(3,776)
Class R	(72,292)	(179,450)	(8,578)	(105)
Class R6	(184,595)	(284,880)	(97,907)	(9,214)
Advisor Class	(30,165)	(68,278)	(5,059)	(1,645)
Total distributions to shareholders	(1,275,392)	(3,490,998)	(193,469)	(169,678)
Capital share transactions: (Note 2)
Class A	3,616,651	6,825,898	1,968,422	1,768,589
Class C	1,143,400	2,521,308	864,633	846,022
Class R	398,894	(1,071,543)	634,721	21,467
Class R6	953,759	7,635,222	1,102,592	6,371,333
Advisor Class	61,895	417,920	58,595	243,508
Total capital share transactions	6,174,599	16,328,805	4,628,963	9,250,919
Net increase (decrease) in net
assets	6,794,740	15,136,219	4,794,330	9,277,228
Net assets:
Beginning of period	60,080,745	44,944,526	9,969,678	692,450
End of period	$66,875,485	$60,080,745	$14,764,008	$9,969,678
Undistributed net investment income included
in net assets:
End of period	$118,824	$37,376	$34,712	$2,798

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

Franklin LifeSmart
2055 Retirement
Target Fund
Six Months Ended
June 30, 2015
(unaudited)[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,399
Net realized gain (loss)	817
Net change in unrealized appreciation (depreciation)	(13,465)
Net increase (decrease) in net assets resulting from operations	(11,249)
Distributions to shareholders from:
Net investment income:
Class A	(456)
Class C	(5)
Class R	(5)
Class R6	(5)
Advisor Class	(5)
Total distributions to shareholders	(476)
Capital share transactions: (Note 2)
Class A	1,003,465
Class C	33,404
Class R	10,000
Class R6	10,000
Advisor Class	11,574
Total capital share transactions	1,068,443
Net increase (decrease) in net assets	1,056,718
Net assets:
End of period	$1,056,718
Undistributed net investment income included in net assets:
End of period	$923

aFor the period May 1, 2015 (commencement of operations) to June 30, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Effective May 1, 2015, the Trust began offering shares of Franklin LifeSmart 2055 Retirement Target Fund.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board.

Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2015, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2015
Shares sold	459,719	$5,439,394	673,030	$7,713,556
Shares issued in reinvestment of distributions	88,550	1,037,069	15,602	177,657
Shares redeemed	(509,676)	(6,015,628)	(97,399)	(1,106,549)
Net increase (decrease)	38,593	$460,835	591,233	$6,784,664
Year ended December 31, 2014
Shares sold	1,138,380	$14,073,557	506,546	$5,673,408
Shares issued in reinvestment of distributions	313,379	3,724,655	15,235	170,546
Shares redeemed	(940,611)	(11,627,643)	(66,096)	(730,777)
Net increase (decrease)	511,148	$6,170,569	455,685	$5,113,177
Class C Shares:
Six Months ended June 30, 2015
Shares sold	316,409	$3,696,218	169,048	$1,923,531
Shares issued in reinvestment of distributions	32,381	375,227	4,131	46,807
Shares redeemed	(265,892)	(3,115,519)	(9,778)	(111,925)
Net increase (decrease)	82,898	$955,926	163,401	$1,858,413
Year ended December 31, 2014
Shares sold	469,764	$5,751,377	214,931	$2,379,192
Shares issued in reinvestment of distributions	118,197	1,387,970	4,969	55,351
Shares redeemed	(430,341)	(5,263,257)	(6,734)	(75,706)
Net increase (decrease)	157,620	$1,876,090	213,166	$2,358,837

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2015
Shares sold	129,919	$1,531,035	50,992	$580,731
Shares issued in reinvestment of distributions	5,558	64,869	618	7,018
Shares redeemed	(50,576)	(598,945)	(7,572)	(85,583)
Net increase (decrease)	84,901	$996,959	44,038	$502,166
Year ended December 31, 2014
Shares sold	124,788	$1,541,001	6,286	$71,371
Shares issued in reinvestment of distributions	14,644	173,814	118	1,322
Shares redeemed	(82,478)	(1,021,136)	(225)	(2,555)
Net increase (decrease)	56,954	$693,679	6,179	$70,138
Class R6 Shares:
Six Months ended June 30, 2015
Shares sold	35,055	$414,917	56,412	$639,098
Shares issued in reinvestment of distributions	2,075	24,412	30	340
Shares redeemed	(114,631)	(1,359,935)	(66,570)	(765,946)
Net increase (decrease)	(77,501)	$(920,606)	(10,128)	$(126,508)
Year ended December 31, 2014
Shares sold	810,319	$10,083,538	706,698	$8,046,414
Shares issued in reinvestment of distributions	7,116	84,977	24	264
Shares redeemed	(306,858)	(3,775,510)	(47,752)	(539,248)
Net increase (decrease)	510,577	$6,393,005	658,970	$7,507,430
Advisor Class Shares:
Six Months ended June 30, 2015
Shares sold	72,035	$862,012	11,595	$130,138
Shares issued in reinvestment of distributions	5,343	62,780	279	3,177
Shares redeemed	(14,453)	(171,216)	(52)	(596)
Net increase (decrease)	62,925	$753,576	11,822	$132,719
Year ended December 31, 2014
Shares sold	60,712	$759,764	26,162	$292,957
Shares issued in reinvestment of distributions	14,464	172,492	191	2,131
Shares redeemed	(90,371)	(1,118,226)	(21,541)	(235,434)
Net increase (decrease)	(15,195)	$(185,970)	4,812	$59,654

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2015
Shares sold	774,705	$9,824,420	452,999	$5,378,677
Shares issued in reinvestment of distributions	94,816	1,203,076	11,062	130,741
Shares redeemed	(523,716)	(6,648,843)	(57,415)	(671,449)
Net increase (decrease)	345,805	$4,378,653	406,646	$4,837,969
Year ended December 31, 2014
Shares sold	1,513,145	$19,494,646	341,737	$3,872,100
Shares issued in reinvestment of distributions	383,827	4,822,448	7,982	91,727
Shares redeemed	(1,015,101)	(13,087,723)	(17,789)	(204,458)
Net increase (decrease)	881,871	$11,229,371	331,930	$3,759,369
Class C Shares:
Six Months ended June 30, 2015
Shares sold	287,244	$3,586,750	89,390	$1,052,009
Shares issued in reinvestment of distributions	36,502	454,806	3,345	39,160
Shares redeemed	(222,078)	(2,774,088)	(8,726)	(100,945)
Net increase (decrease)	101,668	$1,267,468	84,009	$990,224
Year ended December 31, 2014
Shares sold	601,269	$7,635,270	165,124	$1,879,175
Shares issued in reinvestment of distributions	138,184	1,708,829	2,716	31,001
Shares redeemed	(387,274)	(4,933,830)	(8,337)	(93,433)
Net increase (decrease)	352,179	$4,410,269	159,503	$1,816,743
Class R Shares:
Six Months ended June 30, 2015
Shares sold	89,990	$1,136,420	65,684	$780,853
Shares issued in reinvestment of distributions	6,147	77,576	893	10,532
Shares redeemed	(70,252)	(888,072)	(1,501)	(17,311)
Net increase (decrease)	25,885	$325,924	65,076	$774,074
Year ended December 31, 2014
Shares sold	106,302	$1,362,966	3,287	$37,604
Shares issued in reinvestment of distributions	24,165	302,271	51	587
Shares redeemed	(75,290)	(970,294)	(3,433)	(38,191)
Net increase (decrease)	55,177	$694,943	(95)	$—
Class R6 Shares:
Six Months ended June 30, 2015
Shares sold	110,373	$1,397,894	134,797	$1,584,090
Shares issued in reinvestment of distributions	5,237	66,708	4	43
Shares redeemed	(88,893)	(1,128,984)	(96,199)	(1,132,043)
Net increase (decrease)	26,717	$335,618	38,602	$452,090
Year ended December 31, 2014
Shares sold	1,071,996	$13,927,445	1,124,168	$13,048,653
Shares issued in reinvestment of distributions	15,562	195,828	—	—
Shares redeemed	(139,760)	(1,800,242)	(75,482)	(879,187)
Net increase (decrease)	947,798	$12,323,031	1,048,686	$12,169,466

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2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2015
Shares sold	138,223	$1,758,993	330	$3,900
Shares issued in reinvestment of distributions	4,961	63,150	121	1,430
Shares redeemed	(50,122)	(640,474)	—	—
Net increase (decrease)	93,062	$1,181,669	451	$5,330
Year ended December 31, 2014
Shares sold	64,856	$843,185	2,199	$25,200
Shares issued in reinvestment of distributions	16,249	204,646	197	2,264
Shares redeemed	(48,334)	(628,722)	(1,001)	(11,140)
Net increase (decrease)	32,771	$419,109	1,395	$16,324

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2015
Shares sold	554,357	$7,209,181	323,395	$3,865,058
Shares issued in reinvestment of distributions	73,604	958,990	6,924	83,080
Shares redeemed	(317,477)	(4,143,048)	(52,247)	(614,798)
Net increase (decrease)	310,484	$4,025,123	278,072	$3,333,340
Year ended December 31, 2014
Shares sold	908,083	$11,845,541	205,931	$2,372,454
Shares issued in reinvestment of distributions	231,370	2,968,905	3,843	44,632
Shares redeemed	(480,397)	(6,253,759)	(20,256)	(233,017)
Net increase (decrease)	659,056	$8,560,687	189,518	$2,184,069
Class C Shares:
Six Months ended June 30, 2015
Shares sold	256,670	$3,278,390	45,389	$539,305
Shares issued in reinvestment of distributions	26,418	336,296	1,364	16,223
Shares redeemed	(206,786)	(2,655,479)	(4,012)	(47,089)
Net increase (decrease)	76,302	$959,207	42,741	$508,439
Year ended December 31, 2014
Shares sold	455,352	$5,807,235	61,797	$704,591
Shares issued in reinvestment of distributions	75,659	952,637	896	10,337
Shares redeemed	(260,511)	(3,304,497)	(3,254)	(37,703)
Net increase (decrease)	270,500	$3,455,375	59,439	$677,225

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2015
Shares sold	161,619	$2,062,492	49,695	$587,379
Shares issued in reinvestment of distributions	5,652	73,526	677	8,115
Shares redeemed	(124,793)	(1,610,213)	(131)	(1,553)
Net increase (decrease)	42,478	$525,805	50,241	$593,941
Year ended December 31, 2014
Shares sold	107,368	$1,403,135	2,187	$25,117
Shares issued in reinvestment of distributions	15,491	198,596	33	384
Shares redeemed	(80,077)	(1,039,488)	(3)	(31)
Net increase (decrease)	42,782	$562,243	2,217	$25,470
Class R6 Shares:
Six Months ended June 30, 2015
Shares sold	249,739	$3,276,418	146,446	$1,741,489
Shares issued in reinvestment of distributions	2,809	36,871	36	436
Shares redeemed	(133,403)	(1,745,192)	(64,349)	(763,326)
Net increase (decrease)	119,145	$1,568,097	82,133	$978,599
Year ended December 31, 2014
Shares sold	1,209,949	$16,125,117	955,439	$11,147,448
Shares issued in reinvestment of distributions	12,998	167,922	16	186
Shares redeemed	(143,165)	(1,893,622)	(81,583)	(950,453)
Net increase (decrease)	1,079,782	$14,399,417	873,872	$10,197,181
Advisor Class Shares:
Six Months ended June 30, 2015
Shares sold	124,476	$1,646,054	249	$2,914
Shares issued in reinvestment of distributions	5,147	67,622	15	175
Shares redeemed	(4,261)	(56,199)	(138)	(1,667)
Net increase (decrease)	125,362	$1,657,477	126	$1,422
Year ended December 31, 2014
Shares sold	44,710	$589,527	1,114	$12,924
Shares issued in reinvestment of distributions	10,678	137,870	23	263
Shares redeemed	(24,717)	(321,978)	(1,192)	(13,722)
Net increase (decrease)	30,671	$405,419	(55)	$(535)

	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2015
Shares sold	491,912	$6,419,659	212,697	$2,563,820
Shares issued in reinvestment of distributions	53,733	701,723	4,610	55,517
Shares redeemed	(267,956)	(3,504,731)	(55,298)	(650,915)
Net increase (decrease)	277,689	$3,616,651	162,009	$1,968,422
Year ended December 31, 2014
Shares sold	806,549	$10,536,870	155,648	$1,788,729
Shares issued in reinvestment of distributions	154,590	1,987,048	3,193	37,209
Shares redeemed	(436,152)	(5,698,020)	(4,983)	(57,349)
Net increase (decrease)	524,987	$6,825,898	153,858	$1,768,589

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2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2015
Shares sold	181,184	$2,318,455	103,460	$1,213,579
Shares issued in reinvestment of distributions	16,486	209,865	2,037	24,296
Shares redeemed	(108,309)	(1,384,920)	(31,082)	(373,242)
Net increase (decrease)	89,361	$1,143,400	74,415	$864,633
Year ended December 31, 2014
Shares sold	314,837	$4,013,365	75,187	$857,385
Shares issued in reinvestment of distributions	42,980	540,685	1,195	13,863
Shares redeemed	(160,167)	(2,032,742)	(2,197)	(25,226)
Net increase (decrease)	197,650	$2,521,308	74,185	$846,022
Class R Shares:
Six Months ended June 30, 2015
Shares sold	68,467	$896,713	53,121	$632,676
Shares issued in reinvestment of distributions	4,772	62,085	712	8,561
Shares redeemed	(42,638)	(559,904)	(536)	(6,516)
Net increase (decrease)	30,601	$398,894	53,297	$634,721
Year ended December 31, 2014
Shares sold	119,001	$1,543,737	1,813	$21,150
Shares issued in reinvestment of distributions	14,511	186,373	27	317
Shares redeemed	(214,951)	(2,801,653)	—	—
Net increase (decrease)	(81,439)	$(1,071,543)	1,840	$21,467
Class R6 Shares:
Six Months ended June 30, 2015
Shares sold	124,478	$1,635,786	141,846	$1,686,356
Shares issued in reinvestment of distributions	2,550	33,560	19	230
Shares redeemed	(54,701)	(715,587)	(48,255)	(583,994)
Net increase (decrease)	72,327	$953,759	93,610	$1,102,592
Year ended December 31, 2014
Shares sold	674,936	$9,009,240	611,429	$7,162,550
Shares issued in reinvestment of distributions	8,952	115,736	—[a]	1
Shares redeemed	(112,726)	(1,489,754)	(67,478)	(791,218)
Net increase (decrease)	571,162	$7,635,222	543,951	$6,371,333
Advisor Class Shares:
Six Months ended June 30, 2015
Shares sold	31,345	$411,737	4,472	$53,438
Shares issued in reinvestment of distributions	2,364	31,089	427	5,157
Shares redeemed	(29,161)	(380,931)	—	—
Net increase (decrease)	4,548	$61,895	4,899	$58,595
Year ended December 31, 2014
Shares sold	40,025	$528,680	32,370	$372,509
Shares issued in reinvestment of distributions	7,290	94,198	624	7,284
Shares redeemed	(15,676)	(204,958)	(11,622)	(136,285)
Net increase (decrease)	31,639	$417,920	21,372	$243,508
[a]Rounds to less than 1 share.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart
	2055 Retirement
	Target Fund[a]
	Shares	Amount

Class A Shares:
Six Months ended June 30, 2015
Shares sold	100,329	$1,003,461
Shares issued in reinvestment of distributions	1	14
Shares redeemed	(1)	(10)
Net increase (decrease)	100,329	$1,003,465
Class C Shares:
Six Months ended June 30, 2015
Shares sold	3,371	$33,414
Shares redeemed	(1)	(10)
Net increase (decrease)	3,370	$33,404
Class R Shares:
Six Months ended June 30, 2015
Shares sold	1,001	$10,010
Shares redeemed	(1)	(10)
Net increase (decrease)	1,000	$10,000
Class R6 Shares:
Six Months ended June 30, 2015
Shares sold	1,001	$10,010
Shares redeemed	(1)	(10)
Net increase (decrease)	1,000	$10,000
Advisor Class Shares:
Six Months ended June 30, 2015
Shares sold	1,158	$11,584
Shares redeemed	(1)	(10)
Net increase (decrease)	1,157	$11,574
[a]For the period May 1, 2015 (commencement of operations) to June 30, 2015.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

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3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board set the current rate at 0.30% per year for Class A shares. On July 15, 2015, the Board approved to set the rate at 0.25% per year for Class A shares, effective August 1, 2015, until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement
	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$11,817	$10,240	$35,162
CDSC retained	$3,286	$20	$1,673

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$11,685	$28,272	$9,282
CDSC retained	$389	$1,336	$169

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$27,974	$11,148	$268
CDSC retained	$1,630	$174	$—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$23,364	$5,599	$41,737

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$6,882	$40,980	$6,199

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$48,238	$11,191	$50

f. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

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3. Transactions with Affiliates (continued)

f. Investments in Underlying Funds (continued)

Investments in Underlying Funds for the period ended June 30, 2015, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2015 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	2,940	—	(86)	2,854	$586,893	$—	$6,633	0.03%
Franklin DynaTech Fund, Class R6	43,651	—	(2,254)	41,397	2,096,330	—	35,572	0.07%
Franklin Emerging Market Debt Opportunities
Fund	252,312	2,888	(10,027)	245,173	2,655,222	—	(18,551)	0.37%
Franklin Focused Core Equity Fund,
Class R6	140,564	—	(3,953)	136,611	2,114,738	—	2,878	2.98%
Franklin Growth Fund, Class R6	45,066	5,253	(12,459)	37,860	2,925,067	—	50,179	0.02%
Franklin Growth Opportunities Fund,
Class R6	45,912	—	(1,280)	44,632	1,588,892	—	2,293	0.13%
Franklin International Growth Fund,
Class R6	—	65,348	—	65,348	737,782	—	—	0.16%
Franklin International Small Cap Growth
Fund, Class R6	116,071	—	(3,261)	112,810	2,208,822	—	1,249	0.12%
Franklin K2 Alternative Strategies Fund,
Class R6	229,276	213,502	—	442,778	4,888,266	—	—	0.62%
Franklin Low Duration Total Return Fund,
Class R6	1,480,629	26,758	(87,623)	1,419,764	14,226,039	122,651	(12,576)	0.57%
Franklin Mutual International Fund,
Class R6	131,527	—	(3,716)	127,811	1,973,405	—	(3,271)	1.10%
Franklin Pelagos Commodities Strategy Fund,
Class R6	89,402	1,064	—	90,466	655,878	—	—	1.16%
Franklin Real Estate Securities Fund,
Class R6	21,231	127	(5,439)	15,919	326,667	2,745	37,102	0.06%
Franklin Rising Dividends Fund, Class R6	48,592	274	(4,454)	44,412	2,292,984	14,486	76,883	0.01%
Franklin Short Duration U.S. Government
ETF	—	7,837	—	7,837	775,642	767	—	0.78%
Franklin Small Cap Growth Fund,
Class R6	39,435	—	(1,132)	38,303	810,118	—	3,650	0.02%
Franklin Strategic Income Fund, Class R6	525,202	18,302	(30,611)	512,893	5,046,863	100,564	(17,187)	0.06%
Franklin Utilities Fund, Class R6	66,067	866	(8,293)	58,640	934,719	14,678	48,839	0.02%
Institutional Fiduciary Trust Money Market
Portfolio	1,466,544	9,292,357	(8,482,616)	2,276,285	2,276,285	—	—	0.01%
Templeton China World Fund, Class R6	15,700	—	(447)	15,253	504,115	—	165	0.08%
Templeton Foreign Fund, Class R6	133,447	—	(3,744)	129,703	935,158	—	679	0.01%
Templeton Frontier Markets Fund,
Class R6	55,581	—	(1,601)	53,980	753,562	—	(2,720)	0.09%
Templeton Global Total Return Fund,
Class R6	1,575,696	52,465	(93,711)	1,534,450	18,858,391	428,021	(124,035)	0.23%
Total					$70,171,838	$683,912	$87,782

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2020 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	820	424	(16)	1,228	$252,459	$—	$21	0.01%
Franklin DynaTech Fund, Class R6	17,226	8,875	(265)	25,836	1,308,310	—	298	0.05%
Franklin Emerging Market Debt Opportunities
Fund	27,473	15,805	(3,567)	39,711	430,075	—	(5,768)	0.06%
Franklin Focused Core Equity Fund,
Class R6	51,900	26,678	(799)	77,779	1,204,020	—	312	0.72%
Franklin Growth Fund, Class R6	18,344	8,492	(4,642)	22,194	1,714,724	—	9,250	0.01%
Franklin Growth Opportunities Fund,
Class R6	17,099	8,831	(262)	25,668	913,772	—	293	0.07%
Franklin International Growth Fund,
Class R6	—	35,325	—	35,325	398,824	—	—	0.09%
Franklin International Small Cap Growth
Fund, Class R6	48,342	24,904	(744)	72,502	1,419,593	—	(3,318)	0.08%
Franklin K2 Alternative Strategies Fund,
Class R6	47,376	90,953	—	138,329	1,527,151	—	—	0.19%
Franklin Low Duration Total Return Fund,
Class R6	198,426	115,487	(25,277)	288,636	2,892,134	17,196	(3,232)	0.12%
Franklin Mutual International Fund,
Class R6	48,630	20,065	(730)	67,965	1,049,374	—	(708)	0.59%
Franklin Pelagos Commodities Strategy Fund,
Class R6	18,693	10,300	—	28,993	210,199	—	—	0.37%
Franklin Real Estate Securities Fund,
Class R6	7,284	3,169	(2,321)	8,132	166,863	1,278	3,338	0.03%
Franklin Rising Dividends Fund, Class R6	17,979	9,136	(1,237)	25,878	1,336,069	7,564	196	0.01%
Franklin Short Duration U.S. Government
ETF	—	1,493	—	1,493	147,765	125	—	0.15%
Franklin Small Cap Growth Fund,
Class R6	13,905	7,217	(252)	20,870	441,409	—	(88)	0.01%
Franklin Strategic Income Fund, Class R6	70,953	43,336	(9,226)	105,063	1,033,820	21,333	(6,780)	0.01%
Franklin Utilities Fund, Class R6	25,093	12,606	(3,300)	34,399	548,319	7,394	(743)	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	369,780	9,188,481	(9,041,160)	517,101	517,101	—	—	—[a]
Templeton China World Fund, Class R6	5,444	2,738	(96)	8,086	267,253	—	(633)	0.04%
Templeton Foreign Fund, Class R6	49,866	25,747	(850)	74,763	539,041	—	(1,224)	0.01%
Templeton Frontier Markets Fund,
Class R6	19,701	10,216	(358)	29,559	412,647	—	(2,009)	0.05%
Templeton Global Total Return Fund,
Class R6	204,752	124,345	(26,503)	302,594	3,718,883	68,055	(34,150)	0.04%
Total					$22,449,805	$122,945	$(44,945)

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in Underlying Funds (continued)
								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2025 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	8,889	568	—	9,457	$1,944,431	$—	$—	0.09%
Franklin DynaTech Fund, Class R6	144,889	9,541	—	154,430	7,820,345	—	—	0.28%
Franklin Emerging Market Debt Opportunities
Fund	134,129	4,554	—	138,683	1,501,942	—	—	0.21%
Franklin Focused Core Equity Fund,
Class R6	424,331	28,070	—	452,401	7,003,174	—	—	4.21%
Franklin Growth Fund, Class R6	144,269	7,119	(38,057)	113,331	8,755,923	—	234,272	0.07%
Franklin Growth Opportunities Fund,
Class R6	132,232	8,854	—	141,086	5,022,668	—	—	0.40%
Franklin International Growth Fund,
Class R6	—	263,169	—	263,169	2,971,177	—	—	0.65%
Franklin International Small Cap Growth
Fund, Class R6	390,976	25,963	—	416,939	8,163,657	—	—	0.43%
Franklin K2 Alternative Strategies Fund,
Class R6	323,419	368,968	—	692,387	7,643,958	—	—	0.96%
Franklin Low Duration Total Return Fund,
Class R6	776,722	31,640	—	808,362	8,099,783	57,208	—	0.32%
Franklin Mutual International Fund,
Class R6	394,960	26,352	—	421,312	6,505,053	—	—	3.64%
Franklin Pelagos Commodities Strategy Fund,
Class R6	126,611	13,513	—	140,124	1,015,902	—	—	1.79%
Franklin Real Estate Securities Fund,
Class R6	62,303	4,059	(16,029)	50,333	1,032,826	8,414	87,086	0.19%
Franklin Rising Dividends Fund, Class R6	168,340	12,090	(7,089)	173,341	8,949,608	54,629	5,431	0.05%
Franklin Short Duration U.S. Government
ETF	—	4,761	—	4,761	471,205	467	—	0.48%
Franklin Small Cap Growth Fund,
Class R6	142,971	9,811	—	152,782	3,231,334	—	—	0.08%
Franklin Strategic Income Fund, Class R6	275,210	17,009	—	292,219	2,875,431	69,868	—	0.03%
Franklin Utilities Fund, Class R6	206,213	15,926	(21,181)	200,958	3,203,275	48,492	9,861	0.06%
Institutional Fiduciary Trust Money Market
Portfolio	2,604,862	11,756,615	(12,182,811)	2,178,666	2,178,666	—	—	0.01%
Templeton China World Fund, Class R6	50,936	3,232	—	54,168	1,790,247	—	—	0.29%
Templeton Foreign Fund, Class R6	364,219	26,582	—	390,801	2,817,673	—	—	0.04%
Templeton Frontier Markets Fund,
Class R6	159,708	11,546	—	171,254	2,390,706	—	—	0.30%
Templeton Global Total Return Fund,
Class R6	866,520	42,458	—	908,978	11,171,342	253,413	—	0.13%
Total					$106,560,326	$492,491	$336,650

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2030 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	1,284	898	(390)	1,792	$368,437	$—	$891	0.02%
Franklin DynaTech Fund, Class R6	26,101	15,530	(5,580)	36,051	1,825,602	—	1,506	0.06%
Franklin Emerging Market Debt Opportunities
Fund	19,359	5,463	(2,771)	22,051	238,810	—	(5,092)	0.03%
Franklin Focused Core Equity Fund,
Class R6	69,553	44,095	(17,332)	96,316	1,490,978	—	520	0.90%
Franklin Growth Fund, Class R6	26,820	15,139	(13,776)	28,183	2,177,409	—	18,706	0.02%
Franklin Growth Opportunities Fund,
Class R6	23,747	14,407	(5,335)	32,819	1,168,365	—	747	0.09%
Franklin International Growth Fund,
Class R6	—	59,386	—	59,386	670,468	—	—	0.15%
Franklin International Small Cap Growth
Fund, Class R6	70,613	42,789	(15,850)	97,552	1,910,063	—	(55,792)	0.10%
Franklin K2 Alternative Strategies Fund,
Class R6	54,954	87,894	—	142,848	1,577,058	—	—	0.20%
Franklin Low Duration Total Return Fund,
Class R6	108,099	31,018	(15,449)	123,668	1,239,157	7,951	(1,917)	0.05%
Franklin Mutual International Fund,
Class R6	65,271	40,641	(15,547)	90,365	1,395,229	—	1,244	0.78%
Franklin Pelagos Commodities Strategy Fund,
Class R6	21,427	11,538	—	32,965	238,993	—	—	0.42%
Franklin Real Estate Securities Fund,
Class R6	11,086	5,568	(4,922)	11,732	240,745	1,877	5,735	0.04%
Franklin Rising Dividends Fund, Class R6	27,448	17,288	(8,121)	36,615	1,890,407	11,020	1,776	0.01%
Franklin Short Duration U.S. Government
ETF	—	641	—	641	63,441	65	—	0.06%
Franklin Small Cap Growth Fund,
Class R6	25,118	15,144	(5,526)	34,736	734,657	—	829	0.02%
Franklin Strategic Income Fund, Class R6	40,044	12,407	(5,758)	46,693	459,458	10,123	(3,996)	0.01%
Franklin Utilities Fund, Class R6	35,886	21,609	(12,024)	45,471	724,807	10,013	(113)	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	276,857	8,072,233	(7,885,808)	463,282	463,282	—	—	—[a]
Templeton China World Fund, Class R6	9,590	5,728	(2,035)	13,283	439,007	—	(4,711)	0.07%
Templeton Foreign Fund, Class R6	68,119	42,151	(15,819)	94,451	680,991	—	(15,661)	0.01%
Templeton Frontier Markets Fund,
Class R6	30,174	18,252	(6,673)	41,753	582,877	—	(35,650)	0.07%
Templeton Global Total Return Fund,
Class R6	115,462	35,300	(16,651)	134,111	1,648,218	33,491	(20,279)	0.02%
Total					$22,228,459	$74,540	$(111,257)

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in Underlying Funds (continued)
								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2035 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	8,872	613	—	9,485	$1,950,283	$—	$—	0.09%
Franklin DynaTech Fund, Class R6	125,016	10,757	—	135,773	6,875,540	—	—	0.24%
Franklin Emerging Market Debt Opportunities
Fund	67,581	—	(2,747)	64,834	702,156	—	(5,686)	0.10%
Franklin Focused Core Equity Fund,
Class R6	386,899	32,875	—	419,774	6,498,102	—	—	3.90%
Franklin Growth Fund, Class R6	130,286	10,620	(33,829)	107,077	8,272,772	—	159,758	0.07%
Franklin Growth Opportunities Fund,
Class R6	119,254	10,262	—	129,516	4,610,754	—	—	0.37%
Franklin International Growth Fund,
Class R6	—	231,290	—	231,290	2,611,261	—	—	0.57%
Franklin International Small Cap Growth
Fund, Class R6	349,232	30,250	—	379,482	7,430,258	—	—	0.39%
Franklin K2 Alternative Strategies Fund,
Class R6	267,293	296,446	—	563,739	6,223,680	—	—	0.78%
Franklin Low Duration Total Return Fund,
Class R6	360,391	9,511	(15,030)	354,872	3,555,815	25,239	(1,954)	0.14%
Franklin Mutual International Fund,
Class R6	355,335	24,590	—	379,925	5,866,046	—	—	3.28%
Franklin Pelagos Commodities Strategy Fund,
Class R6	102,696	9,460	—	112,156	813,129	—	—	1.44%
Franklin Real Estate Securities Fund,
Class R6	59,367	3,618	(15,471)	47,514	974,994	7,923	78,229	0.18%
Franklin Rising Dividends Fund, Class R6	159,006	14,427	(6,841)	166,592	8,601,164	52,451	1,276	0.05%
Franklin Short Duration U.S. Government
ETF	—	2,216	—	2,216	219,322	216	—	0.22%
Franklin Small Cap Growth Fund,
Class R6	125,329	8,709	—	134,038	2,834,903	—	—	0.07%
Franklin Strategic Income Fund, Class R6	130,027	3,098	(5,371)	127,754	1,257,101	30,978	(3,276)	0.01%
Franklin Utilities Fund, Class R6	203,433	15,943	(20,443)	198,933	3,170,999	47,620	(2,236)	0.06%
Institutional Fiduciary Trust Money Market
Portfolio	1,512,212	11,983,019	(12,129,756)	1,365,475	1,365,475	—	—	0.01%
Templeton China World Fund, Class R6	47,246	3,239	—	50,485	1,668,515	—	—	0.27%
Templeton Foreign Fund, Class R6	360,354	24,919	—	385,273	2,777,819	—	—	0.04%
Templeton Frontier Markets Fund,
Class R6	151,592	10,505	—	162,097	2,262,874	—	—	0.28%
Templeton Global Total Return Fund,
Class R6	399,555	14,702	(16,747)	397,510	4,885,401	113,284	(24,618)	0.06%
Total					$85,428,363	$277,711	$201,493

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2040 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	1,140	444	—	1,584	$325,694	$—	$—	0.02%
Franklin DynaTech Fund, Class R6	21,319	8,283	—	29,602	1,499,065	—	—	0.05%
Franklin Emerging Market Debt Opportunities
Fund	8,863	430	(1,417)	7,876	85,302	—	(2,483)	0.01%
Franklin Focused Core Equity Fund,
Class R6	59,127	22,943	—	82,070	1,270,447	—	—	0.76%
Franklin Growth Fund, Class R6	22,636	8,470	(6,279)	24,827	1,918,162	—	8,150	0.02%
Franklin Growth Opportunities Fund,
Class R6	18,569	7,216	—	25,785	917,944	—	—	0.07%
Franklin International Growth Fund,
Class R6	—	44,284	—	44,284	499,963	—	—	0.11%
Franklin International Small Cap Growth
Fund, Class R6	54,504	21,182	—	75,686	1,481,926	—	—	0.08%
Franklin K2 Alternative Strategies Fund,
Class R6	35,616	72,339	—	107,955	1,191,831	—	—	0.15%
Franklin Low Duration Total Return Fund,
Class R6	50,687	2,789	(8,176)	45,300	453,904	3,452	(951)	0.02%
Franklin Mutual International Fund,
Class R6	55,371	21,569	—	76,940	1,187,958	—	—	0.66%
Franklin Pelagos Commodities Strategy Fund,
Class R6	14,590	6,453	—	21,043	152,560	—	—	0.27%
Franklin Real Estate Securities Fund,
Class R6	8,374	2,873	(2,664)	8,583	176,119	1,396	1,506	0.03%
Franklin Rising Dividends Fund, Class R6	21,119	8,167	(1,178)	28,108	1,451,203	8,686	284	0.01%
Franklin Short Duration U.S. Government
ETF	—	262	—	262	25,931	27	—	0.03%
Franklin Small Cap Growth Fund,
Class R6	18,679	7,261	—	25,940	548,625	—	—	0.01%
Franklin Strategic Income Fund, Class R6	17,765	1,284	(2,895)	16,154	158,960	4,174	(2,117)	—[a]
Franklin Utilities Fund, Class R6	29,890	11,583	(3,521)	37,952	604,953	8,721	(1,652)	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	210,816	5,920,276	(5,853,559)	277,533	277,533	—	—	—[a]
Templeton China World Fund, Class R6	7,515	2,915	—	10,430	344,698	—	—	0.06%
Templeton Foreign Fund, Class R6	55,339	21,460	—	76,799	553,722	—	—	0.01%
Templeton Frontier Markets Fund,
Class R6	24,038	9,332	—	33,370	465,841	—	—	0.06%
Templeton Global Total Return Fund,
Class R6	55,457	3,935	(9,069)	50,323	618,464	15,246	(11,653)	0.01%
Total					$16,210,805	$41,702	$(8,916)
Franklin LifeSmart 2045 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	5,506	418	—	5,924	$1,218,107	$—	$—	0.06%
Franklin DynaTech Fund, Class R6	90,584	8,272	—	98,856	5,006,088	—	—	0.18%
Franklin Emerging Market Debt Opportunities
Fund	29,285	—	—	29,285	317,157	—	—	0.04%
Franklin Focused Core Equity Fund,
Class R6	252,084	23,653	—	275,737	4,268,416	—	—	2.56%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in Underlying Funds (continued)
								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2045 Retirement
Target Fund (continued)
Franklin Growth Fund, Class R6	90,526	7,379	(22,040)	75,865	$5,861,346	$—	$120,760	0.05%
Franklin Growth Opportunities Fund,
Class R6	64,006	5,870	—	69,876	2,487,573	—	—	0.20%
Franklin International Growth Fund,
Class R6	—	154,381	—	154,381	1,742,957	—	—	0.38%
Franklin International Small Cap Growth
Fund, Class R6	235,498	21,512	—	257,010	5,032,265	—	—	0.27%
Franklin K2 Alternative Strategies Fund,
Class R6	176,753	187,233	—	363,986	4,018,409	—	—	0.51%
Franklin Low Duration Total Return Fund,
Class R6	166,721	3,693	—	170,414	1,707,544	12,061	—	0.07%
Franklin Mutual International Fund,
Class R6	236,657	22,350	—	259,007	3,999,072	—	—	2.24%
Franklin Pelagos Commodities Strategy Fund,
Class R6	68,635	5,420	—	74,055	536,896	—	—	0.95%
Franklin Real Estate Securities Fund,
Class R6	33,767	1,997	(10,486)	25,278	518,714	4,125	62,623	0.09%
Franklin Rising Dividends Fund, Class R6	113,043	10,766	(4,637)	119,172	6,152,843	36,714	3,943	0.04%
Franklin Short Duration U.S. Government
ETF	—	1,071	—	1,071	105,999	109	—	0.11%
Franklin Small Cap Growth Fund,
Class R6	81,875	7,657	—	89,532	1,893,600	—	—	0.05%
Franklin Strategic Income Fund, Class R6	56,796	1,392	—	58,188	572,569	13,913	—	0.01%
Franklin Utilities Fund, Class R6	136,497	14,692	(13,856)	137,333	2,189,082	32,216	7,123	0.04%
Institutional Fiduciary Trust Money Market
Portfolio	1,235,172	6,095,701	(6,720,859)	610,014	610,014	—	—	—[a]
Templeton China World Fund, Class R6	34,225	2,597	—	36,822	1,216,970	—	—	0.19%
Templeton Foreign Fund, Class R6	289,624	26,696	—	316,320	2,280,669	—	—	0.03%
Templeton Frontier Markets Fund,
Class R6	98,152	9,431	—	107,583	1,501,855	—	—	0.19%
Templeton Global Total Return Fund,
Class R6	178,219	6,538	—	184,757	2,270,665	51,508	—	0.03%
Total					$55,508,810	$150,646	$194,449
Franklin LifeSmart 2050 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	743	342	—	1,085	$223,111	$—	$—	0.01%
Franklin DynaTech Fund, Class R6	16,095	6,699	—	22,794	1,154,279	—	—	0.04%
Franklin Emerging Market Debt Opportunities
Fund	4,950	774	(88)	5,636	61,035	—	(165)	0.01%
Franklin Focused Core Equity Fund,
Class R6	44,752	18,785	—	63,537	983,547	—	—	0.59%
Franklin Growth Fund, Class R6	17,201	7,061	(3,844)	20,418	1,577,479	—	2,144	0.01%
Franklin Growth Opportunities Fund,
Class R6	11,312	4,769	—	16,081	572,479	—	—	0.05%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2050 Retirement
Target Fund (continued)
Franklin International Growth Fund,
Class R6	—	26,834	—	26,834	$302,956	$—	$—	0.07%
Franklin International Small Cap Growth
Fund, Class R6	40,969	17,175	—	58,144	1,138,451	—	—	0.06%
Franklin K2 Alternative Strategies Fund,
Class R6	27,330	56,135	—	83,465	921,460	—	—	0.12%
Franklin Low Duration Total Return Fund,
Class R6	27,420	6,064	(514)	32,970	330,362	2,172	(62)	0.01%
Franklin Mutual International Fund,
Class R6	41,571	17,523	—	59,094	912,415	—	—	0.51%
Franklin Pelagos Commodities Strategy Fund,
Class R6	11,112	6,083	—	17,195	124,667	—	—	0.22%
Franklin Real Estate Securities Fund,
Class R6	5,570	2,210	(2,106)	5,674	116,431	921	1,604	0.02%
Franklin Rising Dividends Fund, Class R6	16,701	6,949	(931)	22,719	1,172,994	7,019	181	0.01%
Franklin Short Duration U.S. Government
ETF	—	232	—	232	22,961	21	—	0.02%
Franklin Small Cap Growth Fund,
Class R6	10,925	4,868	—	15,793	334,030	—	—	0.01%
Franklin Strategic Income Fund, Class R6	10,564	3,113	(205)	13,472	132,561	3,046	(127)	—[a]
Franklin Utilities Fund, Class R6	22,770	9,784	(2,783)	29,771	474,553	6,837	(1,666)	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	152,864	4,707,386	(4,663,310)	196,940	196,940	—	—	—[a]
Templeton China World Fund, Class R6	4,093	1,845	—	5,938	196,238	—	—	0.03%
Templeton Foreign Fund, Class R6	51,863	22,037	—	73,900	532,818	—	—	0.01%
Templeton Frontier Markets Fund,
Class R6	16,764	7,304	—	24,068	335,989	—	—	0.04%
Templeton Global Total Return Fund,
Class R6	28,662	6,911	(536)	35,037	430,600	8,992	(531)	0.01%
Total					$12,248,356	$29,008	$1,378
Franklin LifeSmart 2055 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	75	—	75	$15,400	$—	$—	—[a]
Franklin DynaTech Fund, Class R6	—	1,598	—	1,598	80,937	—	—	—[a]
Franklin Emerging Market Debt Opportunities
Fund	—	388	(39)	349	3,777	—	—[b]	—[a]
Franklin Focused Core Equity Fund,
Class R6	—	4,450	—	4,450	68,885	—	—	0.04%
Franklin Growth Fund, Class R6	—	1,703	(269)	1,434	110,773	—	41	—[a]
Franklin Growth Opportunities Fund,
Class R6	—	1,124	—	1,124	39,997	—	—	—[a]
Franklin International Growth Fund,
Class R6	—	1,841	—	1,841	20,782	—	—	—[a]
Franklin International Small Cap Growth
Fund, Class R6	—	4,138	—	4,138	81,016	—	—	—[a]
Franklin K2 Alternative Strategies Fund,
Class R6	—	5,352	—	5,352	59,086	—	—	0.01%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in Underlying Funds (continued)
								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Franklin LifeSmart 2055 Retirement
Target Fund (continued)
Franklin Low Duration Total Return Fund,
Class R6	—	2,281	(225)	2,056	$20,601	$67	$(5)	—[a]
Franklin Mutual International Fund,
Class R6	—	4,174	—	4,174	64,442	—	—	0.04%
Franklin Pelagos Commodities Strategy Fund,
Class R6	—	1,197	—	1,197	8,680	—	—	0.02%
Franklin Real Estate Securities Fund,
Class R6	—	399	—	399	8,179	42	—	—[a]
Franklin Rising Dividends Fund, Class R6	—	1,590	—	1,590	82,104	340	—	—[a]
Franklin Short Duration U.S. Government
ETF	—	20	—	20	1,979	—	—	—[a]
Franklin Small Cap Growth Fund,
Class R6	—	1,111	—	1,111	23,492	—	—	—[a]
Franklin Strategic Income Fund, Class R6	—	933	(92)	841	8,274	38	(11)	—[a]
Franklin Utilities Fund, Class R6	—	2,099	—	2,099	33,463	249	—	—[a]
Institutional Fiduciary Trust Money Market
Portfolio	—	162,169	(116,025)	46,144	46,144	—	—	—[a]
Templeton China World Fund, Class R6	—	421	—	421	13,923	—	—	—[a]
Templeton Foreign Fund, Class R6	—	5,237	—	5,237	37,761	—	—	—[a]
Templeton Frontier Markets Fund,
Class R6	—	1,699	—	1,699	23,722	—	—	—[a]
Templeton Global Total Return Fund,
Class R6	—	2,432	(239)	2,193	26,947	194	(29)	—[a]
Total					$880,364	$930	$(4)
[a]Rounds to less than 0.01%.
[b]Rounds to less than $1.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the funds do not exceed 0.05%, and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2016.

h. Other Affiliated Transactions

At June 30, 2015, Franklin Resources, Inc. owned 93.58% of Franklin LifeSmart 2055 Retirement Target Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

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4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2015, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2014, Franklin LifeSmart 2015 Retirement Target Fund deferred post-October capital losses of $31,208.

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement
	Target Fund	Target Fund	Target Fund
Cost of investments	$79,036,575	$26,457,757	$113,852,684

Unrealized appreciation	$6,062,479	$653,922	$16,129,020
Unrealized depreciation	(2,755,083)	(721,730)	(2,430,625)
Net unrealized appreciation (depreciation)	$3,307,396	$(67,808)	$13,698,395

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Cost of investments	$26,218,461	$90,973,607	$19,301,510

Unrealized appreciation	$863,866	$13,279,653	$677,038
Unrealized depreciation	(751,337)	(1,545,753)	(482,789)
Net unrealized appreciation (depreciation)	$112,529	$11,733,900	$194,249

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Cost of investments	$58,532,004	$14,440,651	$1,061,862

Unrealized appreciation	$8,926,125	$551,928	$4,353
Unrealized depreciation	(864,327)	(351,009)	(17,821)
Net unrealized appreciation (depreciation)	$8,061,798	$200,919	$(13,468)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

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6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2015, were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement	2035 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund	Target Fund
Purchases	$5,457,584	$10,957,355	$13,780,482	$11,135,107	$12,251,280
Sales	$5,562,589	$2,070,994	$4,769,657	$4,413,103	$4,535,173

		Franklin	Franklin	Franklin	Franklin
		LifeSmart	LifeSmart	LifeSmart	LifeSmart
		2040 Retirement	2045 Retirement	2050 Retirement	2055 Retirement
		Target Fund	Target Fund	Target Fund	Target Fund
Purchases		$6,743,945	$8,388,229	$4,989,418	$1,063,938
Sales		$1,433,610	$2,634,911	$583,011	$49,040

7. Credit Facility

The Funds, except Franklin LifeSmart 2055 Retirement Target Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2015, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At June 30, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations
Selected Portfolio
ETF Exchange Traded Fund

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 24, 2015, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the investment management and asset allocation agreement (investment management agreement) for each of the separate funds in Franklin Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also noted that at the February meetings each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was generally satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm that also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager noting the changes taking place in the nature of transfer agency

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services throughout the industry and regulatory initiatives in this area, and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2014, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance. The Board observed that the performance of a number of the Funds was impacted by their respective allocations to global markets and currencies, as well as U.S. fixed income. These allocations, while consistent with the Funds’ longer term perspectives, were detrimental to short-term returns and comparisons to peers.

Franklin LifeSmart 2015 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2015 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2014 total return to be in the lowest performing quintile of its performance universe, and its total return on an annualized basis to be in the second-lowest performing quintile of such universe for the previous three- and five-year periods. The Board noted that the Fund’s performance reflects that of the funds in which it invests, and discussed with management the allocations to these funds. The Board found the performance of the Fund to be acceptable, in view of management’s explanations.

Franklin LifeSmart 2020 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2020 funds as selected by Lipper. The Fund has been in operation for less than two years and the Lipper report showed its 2014 total return to be in the middle performing quintile of its performance universe. The Board was satisfied with the comparative performance of the Fund as shown in the Lipper report, particularly given its short period of operation.

Franklin LifeSmart 2025 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2025 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2014 total return to be in the second-lowest performing quintile of its performance universe, and on an annualized basis to be in the middle performing quintile of such universe for the previous three- and five-year periods. The Board found the comparative performance of the Fund as shown in the Lipper report to be acceptable.

Franklin LifeSmart 2030 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2030 funds as selected by Lipper. The Fund has been in operation for less than two years and the Lipper report showed its 2014 total return to be in the middle performing quintile of its performance universe. The Board was satisfied with the comparative performance of the Fund as shown in the Lipper report, particularly given its short period of operation.

Franklin LifeSmart 2035 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2035 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2014 total return to be in the second-lowest performing quintile of its performance universe and its total return on an annualized basis to be in the second-lowest performing quintile of such performance universe during the previous three- and five-year periods. The Board, noting that the Fund’s performance reflected that of its underlying funds, found the Fund’s overall comparative performance as set forth in the Lipper report to be acceptable.

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Board Review of Investment Management

Agreement (continued)

Franklin LifeSmart 2040 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2040 funds as selected by Lipper. The Fund has been in operation for less than two years and the Lipper report showed its 2014 total return to be in the middle performing quintile of such universe. The Board was satisfied with the comparative performance of the Fund as shown in the Lipper report, particularly given its short period of operation.

Franklin LifeSmart 2045 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2045 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed the Fund’s 2014 total return to be in the second-lowest performing quintile of its performance universe and its total return on an annualized basis to be in the lowest quintile of such universe for the previous three-year period, and to be in the second-lowest performing quintile of such universe for the previous five-year period. The Board found the Fund’s overall comparative performance as set forth in the Lipper report to be acceptable and noted that the Fund’s annualized three-year return as shown in such report exceeded 12%.

Franklin LifeSmart 2050 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2050 funds as selected by Lipper. The Fund has been in operation for less than two years and the Lipper report showed its 2014 total return to be in the middle performing quintile of such universe. The Board was satisfied with the comparative performance of the Fund as shown in the Lipper report, particularly given its short period of operation.

COMPARATIVE EXPENSES. Consideration was given to the fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual fee under the investment management agreement in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds, including expenses of the underlying funds they invest in. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Board noted that the Funds pay an asset allocation advisory fee. The Lipper reports for Franklin LifeSmart 2015 Retirement Target Fund and Franklin LifeSmart 2035 Retirement Target Fund showed that their contractual management fee rates were five and approximately three basis points, respectively, above their Lipper expense group medians. The Lipper reports for Franklin LifeSmart 2020 Retirement Target Fund and Franklin LifeSmart 2030 Retirement Target Fund showed in each case that their contractual management fee rates were five basis points below their respective Lipper group medians. The Lipper reports for Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund showed in each case that their contractual management fee rates were at the median. With the exception of Franklin LifeSmart 2020 Retirement Target Fund, the actual total expense ratios of all of the LifeSmart Retirement Target Funds were below their respective Lipper group medians. The Board found the comparative expenses of these Funds as shown in the Lipper report to be acceptable, noting that in each case such expenses were being subsidized by fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2014, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable

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while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by Fund growth, as well as increased leverage with the service providers and counterparties. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Board Review of Investment Management and Asset Allocation Agreement

Franklin Lifesmart 2055 Retirement Target Fund

At a meeting held December 4, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved the investment management and asset allocation agreement for Franklin LifeSmart 2055 Retirement Target Fund (Fund), a series of Franklin Fund Allocator Series (Trust). In reaching its decision to approve the agreement, the Board took into account that the Fund is an extension of the Trust’s suite of retirement target date funds (currently composed of eight funds with five-year intervals of target dates from 2015 to 2050) and is structured similarly to such other retirement target date funds. The Fund will have the same general investment goal, principal investment policies, eligible underlying funds, service provider arrangements and other key factors as the current funds but will have a different glide path allocation consistent with the retirement target date of 2055 indicated in the Fund’s name. The Board considered various materials related to the investment management and asset allocation agreement including: (1) a copy of the proposed form of agreement; (2) information describing the nature, quality and extent of services to be provided by the Manager, and the proposed fees payable to the Manager for such services; (3) a report from the Fund’s Chief Compliance Officer regarding the Manager’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, which the Board had reviewed in connection with its consideration of previous retirement date funds. The Board also was provided with information relating to proposed expenses for the Fund, including comparative data

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Board Review of Investment Management and Asset Allocation Agreement (continued)

provided by Lipper, Inc. (Lipper), an independent organization, which compared the expenses to those of other mutual funds deemed comparable to the Fund as selected by Lipper.

In determining that the terms of the proposed agreement were fair and reasonable, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Manager to the Fund under the proposed agreement; (2) the Manager’s experience as a manager of similar funds and accounts, including those within the FTI complex and the Trust; (3) the Manager’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed agreement; (5) the comparative pricing structure (including the estimated expense ratio to be borne by shareholders) of the Fund; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; (7) profitability matters; and (8) the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI complex. In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel.

The following sets forth some of the primary information and factors relevant to the Board’s decision to approve the agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed the nature, extent and quality of the services to be provided by the Manager. In this regard, they reviewed the Fund’s proposed investment goal and the Manager’s proposed investment strategy and ability to implement such investment strategy, including, but not limited to, the Manager’s trading practices and investment decision processes. The Board reviewed the Fund’s portfolio managers, including their performance, staffing, skills and compensation program and considered similar products advised by the Manager and their relative fees and reasons for differences with respect thereto and any potential conflicts. They also considered the nature, extent and quality of the services to be provided under the other service agreements with affiliates of the Manager. Based on its review, the Board was satisfied with the nature and quality of the overall services to be provided by the Manager and its affiliates to the Fund and its shareholders and was confident in the abilities of the Manager to implement its proposed investment strategy and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. As noted earlier, the Board did consider the investment performance of the Manager in managing similar funds within the Trust, each with similar investment goals to the investment goals of the Fund. The Board also considered the proposed performance benchmarks for the Fund and how such benchmarks were selected by the Manager and would be utilized to measure performance of the Manager.

COMPARATIVE EXPENSES AND PROFITABILITY.

The Board considered the cost of the services to be provided and the profits to be realized by the Manager (and its affiliates) from its respective relationships with the Fund. The Board noted that the Manager and its affiliates could not report any financial results from their relationships with the Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s or its affiliates’ profitability with respect to the Fund. The Board considered that the Manager will provide general investment management and administrative services, including asset allocation services, to the Fund for a monthly fee equal to an annual rate of 0.25% of the average daily net assets of the Fund. It is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. In considering the appropriateness of the investment management and asset allocation fee to be charged to the Fund, the Board reviewed and considered the nature, extent and quality of the overall investment management services expected to be provided by the Manager, as more fully discussed above. The Board considered various other funds that are advised by the Manager and their relative fees and reasons for differences, if any, with

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

respect thereto and any potential conflicts. The Board considered the extent to which the Manager may derive ancillary benefits from Fund operations. Consideration was also given to the information provided by Lipper on other asset allocation funds in the Lipper data (the Comparable Funds) and that the Manager’s asset allocation fee is below the management fee charged by Comparable Funds. The Board also noted that the expected total expenses (both including and excluding the proposed fee waiver and expense limitation arrangements) of the Fund were within the range of or below the total expenses of the Comparable Funds (both including and excluding their proposed fee waiver and expense limitation arrangements). Based upon its consideration of all these factors, the Board determined that the investment management fee structure was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders. Because the Fund had not yet commenced operations, the Board concluded that economies of scale were difficult to consider at this time.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2015